N-4 - USD ($)			12 Months Ended
		Jun. 18, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Prospectus:
Document Type		N-4
Entity Registrant Name		PACIFIC LIFE & ANNUITY CO
Entity Central Index Key		0001094010
Entity Investment Company Type		N-4
Document Period End Date		Jun. 18, 2026
Amendment Flag		false
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		The ILOs are a type of Interest Crediting Option available under the Contract to which Purchase Payments and transfers may be allocated. We will credit interest (which may be positive, negative, or zero) at the end of each Term to amounts allocated to an ILO (the “ILO Value”) based, in part, on the performance of a particular Index (or Indexes).
Index-Linked Option Overview, Investor Could Lose Money if Index Declines [Text Block]		You could lose a significant amount of money if the Index of an ILO in which you are invested declines in value.
Index-Linked Option Overview, Limits the Negative Return [Text Block]		We limit the negative Index Return used in calculating the interest credited to an ILO at the end of each Term through the applicable Protection Level of each ILO.
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		There are two types of Protection Levels that we use to limit negative Index Returns: Buffer Rates, and Dual Direction Buffer Rates. Each ILO will have only one type of Protection Level. The Protection Level type and rate for each ILO is guaranteed not to change for as long as we offer the ILO.
Index-Linked Option Overview, Guaranteed Minimum Limit on Index Losses [Text Block]		The 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer.
Index-Linked Option Overview, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer.
Index-Linked Option Overview, Limits Positive Return [Text Block]		We limit the positive Index Return used in calculating the interest credited to an ILO at the end of each Term through the applicable Crediting Strategy of each ILO.
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		There are four types of Crediting Strategies that we use to calculate positive Index Returns: Cap Rate with Participation Rate, Performance Mix, Tiered Participation Rates with Cap Rate, or Performance Triggered Rates.
Item 3. Key Information [Line Items]
Charges for Early Withdrawals [Text Block]	Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from or surrender your Contract within 6 years following the Contract Issue Date, you may be assessed a surrender charge of up to 7% of the amount withdrawn or surrendered in excess of the 10% annual free withdrawal amount.

For example, if you surrender your Contract, you could pay a surrender charge of up to $7,000, assuming your Contract Value is $100,000 at the time of the surrender. This loss will be greater if there is a negative Interim Value Calculation and Adjustment, taxes, or tax penalties.

If you surrender or withdraw value from the ILOs before the Term End Date, your ILO Value will be subject to an Interim Value Calculation and Adjustment, which may be negative. The Interim Value Calculation and Adjustment could result in loss. In extreme circumstances, such losses could be as high as 100%.

FEE TABLE FEES, CHARGES, AND ADJUSTMENTS

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

For example, if you invest $100,000 in the ILOs available under the Contract, and surrender the entire ILO Value before the end of the Term, you could lose up to $100,000 of your investment. This loss will be greater if the amount withdrawn is also subject to surrender charges, taxes or tax penalties. The following transactions will use Interim Values if taken from the ILOs before the Term End Date: (1) surrenders (including Free Look surrenders), (2) withdrawals (including Required Minimum Distributions (“RMDs”), free withdrawal amounts, and pre-authorized withdrawals), (3) death benefit payments, and (4) annuitization of the Contract
Surrender Charge Phaseout Period, Years		6
Surrender Charge (of Amount Surrendered) Maximum [Percent]		7.00%
Surrender Charge Example Maximum [Dollars]		$ 7,000
Key Information, Contract Adjustments if Amounts are Removed [Text Block]		If you surrender or withdraw value from the ILOs before the Term End Date, your ILO Value will be subject to an Interim Value Calculation and Adjustment, which may be negative. The Interim Value Calculation and Adjustment could result in loss. In extreme circumstances, such losses could be as high as 100%.
Transaction Charges [Text Block]		Are There Transaction Charges?No. There are no transaction charges under this Contract.N/A
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?

Yes.

There is an implicit ongoing fee on the Index-Linked Options (“ILOs”) to the extent that your participation in Index gains is limited by us through the use of the applicable Crediting Strategy of the ILO. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level.

FEE TABLE FEES, CHARGES, AND ADJUSTMENTS

Index-Linked Option, Implicit Ongoing Fees [Text Block]		There is an implicit ongoing fee on the Index-Linked Options (“ILOs”) to the extent that your participation in Index gains is limited by us through the use of the applicable Crediting Strategy of the ILO. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level.
Index-Linked Option, Implicit Ongoing Fees Return may be Lower than the Index Return [Text Block]		This means that your returns may be lower than the Index’s returns.
Index-Linked Option, Implicit Ongoing Fees Provide Some Protection from Index Losses [Text Block]		In return for accepting this limit on Index gains, you will receive some protection from Index losses through the ILO Protection Level.
Index-Linked Option Key Information, No Guaranteed Limit on Index Losses May Lose Entire Investment, Risk [Text Block]		In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law.
Key Information, Reallocation Risk [Text Block]		At the end of each Term, on the Term End Date (which will fall on a Contract Anniversary), your Contract Value will be transferred or reallocated among the available Interest Crediting Options for a new Term, according to your transfer instructions.
Index-Linked Option Key Information, Limits Positive Index Returns, Risk [Text Block]		The applicable Crediting Strategy of each ILO (i.e., the Cap Rate with a Participation Rate (including Cap Rate with Dual Direction Buffer), Performance Mix with Participation Rate and Cap Rate, Tiered Participation Rate with Cap Rate, or Performance Triggered Rate) will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return.
Index-Linked Option Key Information, Limits the Negative Return Risk [Text Block]		The applicable Protection Level of each ILO (i.e., the Buffer Rate, or Dual- Direction Buffer Rate) will limit negative Index Returns (e.g., limited protection in the case of market decline). This may provide you with limited protection in the case of market decline.
Investment Restrictions [Text Block]	Are There Restrictions on the Investment Crediting Options?

Yes.

•     Purchase Payments.

◦  Additional Purchase Payments after the initial Purchase Payment are not permitted, except for transfers from other financial products requested at the time the investor’s Contract application is submitted and transferred within 90 days after the Contract Issue Date (“Subsequent Purchase Payments”).

◦  Your initial Purchase Payment and any Subsequent Purchase Payments, in the aggregate, must be at least $25,000 in the aggregate for qualified and non-qualified Contracts.

•     Transfers and Reallocations.

o         Transfers and reallocations from the ILOs are only permitted on Term End Dates (which will fall on a Contract Anniversary), unless you exercise the Performance Lock feature on a 6-year ILO.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

PURCHASING THE CONTRACT TRANSFERS AND REALLOCATI ONS

APPENDIX C: FINANCIAL INTERMEDIARY VARIATIONS

 o         Transfers  from the Fixed Account are only permitted on Contract Anniversaries.     o         If you do not want to remain invested in the Fixed Account Option until the next Contract Anniversary, or in an ILO until the end of the Term, your only options will be to take a withdrawal from the Fixed Account Option or ILO or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will be based on the Interim Values of the ILOs, and withdrawals and surrenders may be subject to surrender charges, taxes, and tax penalties.     •     Investment Restrictions.
o You may only invest in a 6-year ILO Term on the Contract Issue Date. At the end of the 6-year ILO, you will be unable to invest in 6-year ILO Terms and only 1-year ILOs and the Fixed Account will be available to you for the remainder of the time that you own the Contract.

• Our Rights to Change the ILOs and Indexes Offered Under the Contract.

o We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals. We may stop offering an ILO for investment at the end of a Term to new and existing Contracts.

o We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index, however, the performance of the new Index may not be satisfactory to you.

o We may change the Crediting Strategy rates and Protection Level rates of the ILOs available under the Contract, subject to the stated Minimum Limits on Index Gain or maximum rates. Crediting Strategy rates will not change during a Term. Protection Level rates for the currently offered ILOs will not change for the life of the ILO.

o There is no guarantee that a particular ILO will be available during the entire time that you own your Contract. We reserve the right to stop offering all except for one ILO, in addition to the Fixed Account. The 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO will always be available under your Contract. The Minimum Limit on Index Gain for the Cap Rate strategy for this ILO is 5% and the minimum Participation Rate is 100% for the life of this Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer.

o        If we stop offering all but one ILO (the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer.

o        In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law.

o        If, in the future, you are not satisfied with the available ILOs, you may choose to withdraw your ILO Value or surrender your Contract, but you may be subject to surrender charges, taxes, and tax penalties, and an Interim Value Calculation and Adjustment if the surrender or withdrawal is made before the end of a Term.

Certain ILOs and Indexes described in this Prospectus may not be available depending on the broker-dealer through which the Contract is sold.

Key Information, Benefit Restrictions [Text Block]	Are There Any Restrictions on Contract Benefits?

Yes.

Performance Lock

◦  If you exercise the Performance Lock feature, you will “lock-in” the Interim Value. The Interim Value may be less than the potential ILO Value you would receive at the end of the Term had you not exercised the feature. The Crediting Strategy or Protection Level will not be applied.

◦  Performance Lock may only be exercised after the 60th calendar day from the Term Start Date.

◦  The request to exercise the Performance Lock feature must be received by us before close of Business in order to lock-in that day’s ending Interim Value.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract is sold.

FEES, CHARGES, AND ADJUSTMENTS

APPENDIX C: FINANCIAL INTERMEDIARY VARIATIONS

◦  You may only exercise the Performance Lock feature once for each ILO during each Term (or once each “segment” within an ILO, if applicable).

◦  You must lock in your entire value in the ILO when exercising Performance Lock.

◦  Exercising Performance Lock is irrevocable and may only be cancelled if we receive the request to cancel before close of Business on the same Business Day that the request to exercise the feature is received.

◦  You will not be able to determine the Interim Value that will be locked-in prior to the Performance Lock request.

◦  Once Performance Lock is exercised, the locked-in amount cannot be transferred to a new ILO, the Fixed Account or begin a new Term in the same ILO, until the next Contract Anniversary.

◦  The locked-in value will be credited with a fixed rate of interest, which could be as little as 0.0%.

Tax Implications [Text Block]		What Are the Contract’s Tax Implications?You should consult with a tax professional to determine the tax implications of an investment in, withdrawals from, and Purchase Payments received under the Contract. There is no additional tax benefit if you purchase the Contract through a tax-qualified plan or IRA. Withdrawals and surrenders will be subject to ordinary income tax, and may be subject to tax penalties if you withdraw money before age 591∕2.FEDERAL TAX ISSUES
Investment Professional Compensation [Text Block]		How Are Investment Professionals Compensated?Your financial professional may receive compensation for selling the Contract to you in the form of commissions and non-cash compensation. This compensation may influence your financial professional to offer or recommend the Contract over another investment.DISTRIBUTION ARRANGEMENTS
Exchanges [Text Block]		Should I Exchange My Contract?Some financial professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your existing contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contact, that it is preferable for you to purchase the new contract rather than continue to own your existing contract. Call your financial professional or call us at (800) 748-6907 if you are interested in this option.ADDITIONAL INFORMATION — REPLACEMENT OF LIFE INSURANCE OR ANNUITIES
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]

FEE TABLE

The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Interest Crediting Option or from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year.

The first table describes the fees and expenses that you will pay at the time that you surrender or make withdrawals from an Interest Crediting Option or from the Contract. State premium taxes may also be deducted.

TRANSACTION EXPENSES

Maximum Surrender Charge(1)

(as a percentage of the amount surrendered or withdrawn)	7%

(1)            The surrender charge applies to withdrawals and surrenders in excess of the annual 10% free withdrawal amount during the first 6 Contract Years. Withdrawals and surrenders that are not subject to a surrender charge may still be subject to an Interim Value Calculation and Adjustment if withdrawn from the ILOs during a Term, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge. The surrender charge declines to zero over the surrender charge period according to the following schedule:

Contract Year	Surrender Charge Percentage
Contract Year 1	7%
Contract Year 2	7%
Contract Year 3	6%
Contract Year 4	5%
Contract Year 5	4%
Contract Year 6	3%
Contract Year 7+	0%

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Interest Crediting Option or from the Contract before the expiration of a specified period.

ADJUSTMENTS

Interim Value Calculation and Adjustment Maximum Potential Loss(1)

(as a percentage of your investment in the ILO)	100%

(1)       An Interim Value Calculation and Adjustment will apply to your ILO Value upon any surrender (including Free Look surrenders), withdrawal (including RMDs, free withdrawal amounts, and pre-authorized withdrawals), death benefit payment, and annuitization of the Contact if value is taken from the ILOs before the Term End Date. An Interim Value Calculation will also apply upon exercise of the Performance Lock for any ILO. See FEES, CHARGES, AND ADJUSTMENTS for more information. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender.

ANNUAL CONTRACT EXPENSES

In addition to the fees described above, we limit the amount you can earn on the ILOs. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Transaction Expenses [Table Text Block]

TRANSACTION EXPENSES

Maximum Surrender Charge(1)

(as a percentage of the amount surrendered or withdrawn)	7%

(1)            The surrender charge applies to withdrawals and surrenders in excess of the annual 10% free withdrawal amount during the first 6 Contract Years. Withdrawals and surrenders that are not subject to a surrender charge may still be subject to an Interim Value Calculation and Adjustment if withdrawn from the ILOs during a Term, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge. The surrender charge declines to zero over the surrender charge period according to the following schedule:

Contract Year	Surrender Charge Percentage
Contract Year 1	7%
Contract Year 2	7%
Contract Year 3	6%
Contract Year 4	5%
Contract Year 5	4%
Contract Year 6	3%
Contract Year 7+	0%

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	[1]	7.00%
Transactions Subject to Contract Adjustment, Fee Table [Text Block]

The next table describes the adjustments, in addition to any transaction expenses, that apply if all or a portion of the Contract Value is removed from an Interest Crediting Option or from the Contract before the expiration of a specified period.

ADJUSTMENTS

Interim Value Calculation and Adjustment Maximum Potential Loss(1)

(as a percentage of your investment in the ILO)	100%

(1)       An Interim Value Calculation and Adjustment will apply to your ILO Value upon any surrender (including Free Look surrenders), withdrawal (including RMDs, free withdrawal amounts, and pre-authorized withdrawals), death benefit payment, and annuitization of the Contact if value is taken from the ILOs before the Term End Date. An Interim Value Calculation will also apply upon exercise of the Performance Lock for any ILO. See FEES, CHARGES, AND ADJUSTMENTS for more information. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender.

Contract Adjustments, Fee Table [Table Text Block]

ADJUSTMENTS

Interim Value Calculation and Adjustment Maximum Potential Loss(1)

(as a percentage of your investment in the ILO)	100%

(1)       An Interim Value Calculation and Adjustment will apply to your ILO Value upon any surrender (including Free Look surrenders), withdrawal (including RMDs, free withdrawal amounts, and pre-authorized withdrawals), death benefit payment, and annuitization of the Contact if value is taken from the ILOs before the Term End Date. An Interim Value Calculation will also apply upon exercise of the Performance Lock for any ILO. See FEES, CHARGES, AND ADJUSTMENTS for more information. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender.

Index-Linked Option Fee Table, Limits Positive Returns Note [Text Block]

In addition to the fees described above, we limit the amount you can earn on the ILOs. This means your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

An investment in the Contract involves certain risks that you should consider carefully before purchasing the Contract.

RISK OF LOSS

This Contract is unsuitable as a short-term savings vehicle. You can lose money by investing in this Contract, including loss of a substantial portion or all of your principal investment and any previously-credited earnings in the Contract despite the Protection Levels. Additionally, positive interest credited to your ILO Value will be limited to the extent the Index Return exceeds the Cap or Performance Triggered Rate, as applicable. Each Interest Crediting Option, including the Fixed Account Option, has its own unique risks. You should review and understand the Interest Crediting Options before making an investment decision.

You may experience significant negative returns under the Contract due to the poor investment performance of the ILOs you select (even with downside protection offered by the Protection Levels), the timing of any transactions you request, such as withdrawals and transfers, and any fees and adjustments associated with those transactions. The Contract is not a deposit or obligation of or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

The Protection Level of each ILO may limit the amount of negative Index Return used in calculating the interest credited to your ILO Value at the end of each Term. You can still incur losses even with the application of a Protection Level. There are two types of Protection Levels that we use to limit negative Index Returns: Buffer Rates and Dual Direction Buffer Rates. If you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer Rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 80 to 90% of your investment in the ILO. Cumulative loss over the life of the Contract could be much greater.

The 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO, and the Fixed Account Option, will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law.

If you take a surrender or withdraw money from an ILO during a Term (including full surrenders, Free Look surrenders, RMDs, free withdrawal amounts, and pre-authorized withdrawals), a death benefit is paid, or you annuitize the Contract before the Term End Date, the ILO Value available for the transaction will be your Interim Value. The Protection Levels do not protect your ILO Value from loss before the end of a Term. The Interim Value calculated may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. The Protection Levels also do not limit losses from surrender charges, and taxes, which could result in greater loss of principal or previously credited earnings in the Contract even if investment performance has been positive. Any potential for gain should be carefully weighed against the risk of loss.

LIQUIDITY RISK

This Contract is unsuitable as a short-term savings vehicle. This Contract may be appropriate for you if you have a long-term investment horizon and are looking to supplement your retirement income or you want to meet other long-term financial objectives. The Contract is not designed to be a short-term investment and may be inappropriate for you if you intend to take frequent withdrawals prior to annuitization, withdrawals during the 6-year surrender charge period, or withdrawals from the ILOs before the end of a Term.

Before you annuitize, you can withdraw money from or surrender your Contract at any time, however, withdrawals or surrenders taken during the surrender charge period may be subject to a surrender charge. Withdrawals and surrenders may also be subject to an Interim Value Calculation and Adjustment if taken from the ILOs before the end of a Term, taxes, and tax penalties. A negative Interim Value Calculation and Adjustment could result in the loss of your principal investment and previously credited earnings in the Contact, and in extreme circumstances, such losses could be as high as 100% of the ILO Value. See FEES, CHARGES, AND ADJUSTMENTS and ACCESS TO YOUR MONEY.

Please note that the Contract permits ongoing withdrawals and deductions from the ILOs prior to the Term End Date, such as systematic withdrawals, and/or required minimum distributions. These withdrawals and deductions may have an adverse effect on the values and benefits under your Contract. If you intend to make such ongoing withdrawals or elect such deductions, you should consult with a financial professional about whether this Contract is appropriate for you.

TRANSFER AND REALLOCATION LIMITATIONS

Transfers from and to the ILOs, and reallocations into the same ILO for a new Term, or into a 1-year ILO from a 6-year ILO,

are only permitted on Term End Dates (which will fall on a Contract Anniversary), unless you exercise the Performance Lock feature on a 6-year ILO. Transfers to and from the Fixed Account are permitted every Contract Anniversary. Transfer instructions can be requested, changed or cancelled any time prior to close of the Business Day on Term End Date. These transfer restrictions significantly limit your ability to reallocate your Contract Value in response to changes in market conditions, Interest Crediting Option performance, or personal needs.

If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your Contract Value. Any Contract Value in an expiring ILO Term will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment. If the expiring ILO is not available for investment for a Subsequent Term, the Contract Value in that ILO will automatically be transferred to a default ILO, subject to the renewal Crediting Strategy Rates, or to the Fixed Account Option, subject to the renewal Guaranteed Rate. See TRANSFERS AND REALLOCATIONS – DEFAULT ALLOCATION PROCEDURES. Amounts that we automatically reallocate or transfer in the absence of transfer instructions cannot be transferred until the next Contract Anniversary, or Term End Date, which will fall on a Contract Anniversary (unless the Performance Lock is exercised on a 6-year ILO). This will occur even if the Crediting Strategy rate or Index associated with the new ILO Term has changed, in which case the new ILO Term may not be satisfactory to you.

If you fail to transfer ILO Value at the end of a Term and do not wish to remain invested in a particular ILO for another Term, your only alternative will be to surrender or withdraw the related ILO Value. Surrendering all or withdrawing a portion of your Contract Value may cause you to incur surrender charges, taxes, and tax penalties. If you surrender or withdraw the ILO Value during the Term, the amount available for surrender or withdrawal will be your Interim Value. The Interim Value calculated could be less than your investment in the ILO even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. This means that there could be significantly less money available under your Contract for a surrender or withdrawal during the Term.

6-Year Index-Linked Option Investment Limitations

You may only invest in a 6-year ILO Term at Contract issue. You will be unable to invest in subsequent 6-year ILO Terms and only 1-year ILOs and the Fixed Account will be available to you for the remainder of the time that you own the Contract.

WITHDRAWAL AND SURRENDER RISK

All withdrawals (including RMDs and preauthorized withdrawals) will reduce your Contract Value and the death benefit, and withdrawals and surrenders may be subject to a negative adjustment based on the Interim Value Calculation, surrender charge, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge.

Withdrawals and surrenders from the ILOs at the end of a Term will reduce the Investment Base and death benefit by the amount requested. Any applicable surrender charge, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Withdrawals and surrenders from the ILOs between the Term Start Date and the Term End Date will trigger an Interim Value Calculation to your ILO Value, and will reduce the Interim Value in the ILOs by the amount requested. Additionally, the transaction will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit (the Interim Value Adjustment). The Interim Value Adjustment may be greater than the dollar amount of the withdrawal, and will reduce the Investment Base for the remainder of the Term. See INTERIM VALUE CALCULATION AND ADJUSTMENT RISK below for more information. Amounts withdrawn or surrendered will not receive an ILO Credit, which is the dollar amount of interest added to or subtracted from your ILO Investment Base at the end of each Term.

Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the amount of the ILO Credit is calculated as a percentage of the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value does not receive the application of the Protection Level to mitigate any loss. The Interim Value Calculation and Adjustment could result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy. If you plan on taking frequent withdrawals for short-term needs that will be subject to surrender charges, an Interim Value Calculation and Adjustment, and/or additional taxes, this Contract may not be appropriate for you. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to effecting a transaction, although your Interim Value(s) may change by the time the transaction is executed. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

All withdrawals from the ILOs during the Term will trigger an Interim Value Calculation and Adjustment. A negative Interim Value Calculation and Adjustment could result in significant loss.

Income taxes and certain tax restrictions may apply to any withdrawal or surrender. If taken before age 591∕2, a withdrawal or surrender may also be subject to a 10% federal additional tax.

We generally make payment of any amount due from the Contract within seven calendar days from the date we receive a request In Proper Form. When permitted by law, however, we may defer payment of any withdrawal or surrender proceeds for up to six months from the date we receive your request.

INTERIM VALUE CALCULATION AND ADJUSTMENT RISK

The Interim Value is the amount in the ILO that is available for surrenders, withdrawals, death benefit payments, and annuitization that occurs between the Term Start Date and the Term End Date, including full surrenders (including Free Look surrenders), RMDs, free withdrawal amounts, and pre-authorized withdrawals. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value Calculation to your ILO Value. The Interim Value is calculated based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the ILO if it were held until the end of the Term. We calculate the Interim Value of your investment in each ILO at the end of each Business Day between the Term Start Date and the Term End Date.

The Interim Value fluctuates each Business Day, and the change, or adjustment, may be positive, negative, or zero compared to the last Business Day, even if the Index has increased in value. Changes to your Interim Value are not directly tied to the performance of the relevant Index, although Index performance impacts your Interim Value. You should also understand that the Interim Value for an ILO on a Business Day will not impact your principal investment in the ILO (the Investment Base) unless a withdrawal, surrender, death benefit payment, or annuitization occurs during the Term on that Business Day. This means that the Interim Value calculated could be less than your investment in the ILO even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term.

If you effect a withdrawal that is based on Interim Value, the withdrawal will reduce the Interim Value of your investment in the ILOs by the amount requested. Any applicable surrender charge, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Additionally, the withdrawal will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit (the “Interim Value Adjustment”). The Interim Value Adjustment to the Investment Base and death benefit may be greater than the dollar amount of the withdrawal, and will reduce the Investment Base for the remainder of the Term. The amount withdrawn or surrendered will not receive an ILO Credit.

A negative Interim Value Calculation and Adjustment will decrease the amount available under your Contract in the ILOs for transactions involving withdrawal, surrender, annuitization, and the death benefit. An Interim Value Calculation and Adjustment will impact your Contract Value (including your Cash Surrender Value, death benefit amount, and amount converted to an Annuity Option), but the reduction will not be deducted from the amount you receive if you take a partial withdrawal. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to initiating a transaction, although your Interim Value(s) may change by the time the transaction is executed.

Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the dollar amount of the ILO Credit is calculated as a percentage of the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value Calculation and Adjustment could also result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy.

Additionally, neither the Protection Level nor Crediting Strategy of the ILO will be applied to Interim Values. As such, when a transaction is processed based on the Interim Value of the ILOs, there could be significantly less money available under your Contract for withdrawals, surrender, annuitization, and the death benefit. The Interim Value Calculation and Adjustment may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would have received had you held the investment until the end of the Term. If you use the Performance Lock feature to lock-in an Interim Value that is lower than your Investment Base on the Term Start Date, you will lock-in a loss. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

FIXED ACCOUNT OPTION RISK

The Guaranteed Rate for the Fixed Account Option will never be less than 1% for the Fixed Account. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare a Guaranteed Rate for the Fixed Account Option that is higher than the Minimum Guaranteed Rate for the Fixed Account.

CREDITING STRATEGY & PROTECTION LEVEL RISK

Each ILO has an applicable Crediting Strategy and Protection Level that determines the positive, negative, or zero interest rate applied to your ILO Investment Base at the end of each Term (the “Adjusted Index Return”). The Crediting Strategy and Protection Level only apply on the Term End Date.

Crediting Strategy Risk

If you invest in the ILOs, positive Index Returns may be limited based on the applicable Crediting Strategy of each ILO. The Crediting Strategies may therefore limit any positive ILO Credit that may be applied to your Investment Base for a given Term. Because of the application of the Crediting Strategy, the Adjusted Index Return for a Term may be less than the positive Index Return.

The Crediting Strategies benefit us because they limit the amount of positive interest that we may be obligated to credit for any Term. We set the Crediting Strategy rates each Term at our discretion, however, they will never be less than the Minimum Limits on Index Gain set forth in this Prospectus. You bear the risk that we will not set the Crediting Strategy rates higher than these minimums.

Initial and renewal Crediting Strategy rates may vary depending on the Index, market conditions, Crediting Strategy type, Protection Level, or Term length.

Cap Rates and Performance Triggered Rates; Positive interest credited to your ILO Value will be limited to the extent the Index Return exceeds the Cap or Performance Triggered Rate. If you allocate Contract Value to an ILO with a Cap Rate (including the Cap Rate with Dual Direction Buffer, the Tiered Participation Rate with Cap Rate, and Performance Mix) or a Performance Triggered Rate, the highest possible Adjusted Index Return that you may earn for a given Term is the Cap Rate or the Performance Triggered Rate. The Performance Triggered Rate credits a fixed rate of interest to your ILO Investment Base on the Term End Date if the Index Return is greater than or equal to zero, and the Cap Rate is the maximum amount of positive interest that may be credited to your Investment Base on the Term End Date. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than that rate. Additionally, Cap Rates for ILOs with 6-year Terms apply on a Point to Point basis. This means that the Cap Rate is applied to the Index Return for the entire Term, not on an annual basis.

Participation Rates and Tiered Participation Rates. If you allocate Contract Value to an ILO with a 6-year Term, the Participation Rate and Tiered Participation Rate apply on a Point to Point basis. This means that the Participation Rate or Tiered Participation Rate is applied to the Index Return for the entire Term, not on an annual basis. A Cap Rate will also apply to the Cap Rate with a Participation Rate, Performance Mix and Tiered Participation Rate with Cap Rate Crediting Strategies.

Protection Level Risk

Negative Index Returns may be limited by the applicable Protection Level for each ILO. Protection Levels provide only limited protection against negative Index performance. You may lose money. When you invest Contract Value in the ILOs, you bear the risk that negative Index performance may cause the Adjusted Index Return to be negative even after the application of the Protection Level. This would result in a negative ILO Credit and reduce your Investment Base by the amount of the ILO Credit. Additionally, the Protection Level provides downside protection only on the Term End Date, so your exposure to negative Index performance during a Term is greatest before the Term End Date.

There are two types of Protection Levels that we use to limit negative Index Returns: Buffer Rates a n d Dual Direction Buffer Rates. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. This Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer.

Protection Levels for ILOs with 6-year Terms apply on a Point to Point basis. This means that the Buffer or Dual Direction Buffer is applied to the Index Return for the entire Term, and not on an annual basis. For each ILO, the Protection Level (e.g. Buffer or Dual Direction Buffer) is set at Contract issue and will never change in future Contract years for the life of the Contract.

We set Protection Level rates for each ILO at our discretion. Protection Level rates declared for future ILOs under this Contact may vary depending on the Index, market conditions, Crediting Strategy, and rates, the type of Protection Level, and the Term length. Assuming the same Index and Term length, an ILO that provides more protection from Index losses will generally tend to have less potential for Index gains; conversely, an ILO that provides less protection from Index losses will generally tend to have more potential for Index gains.

Dual Direction Buffer Rates and Buffer Rates. The risk of loss may be significant with a Buffer ILO (including the Dual Direction Buffer) during times of steep market decline. For example, if the Index Return is -40%, and the Buffer Rate or Dual Direction Buffer Rate is 10%, your Adjusted Index Return will be -30% (the amount that the negative Index Return exceeds the Buffer or Dual Direction Buffer Rate).

Dual Direction Buffer. Because the absolute value of any negative Index Return up to and including the Dual Direction Buffer Rate will be credited to your Investment Base as positive interest, a negative Index Return on the Term End Date that is slightly below or slightly above the Dual Direction Buffer Rate can result in very different ILO Credits. You will receive positive interest if the negative Index Return does not exceed the Dual Direction Buffer Rate, and you will receive negative interest if the negative Index Return exceeds the Dual Direction Buffer Rate on the Term End Date. Any negative Index Return in excess of the Dual Direction Buffer Rate will result in negative interest being credited to your Investment Base in the amount that the negative Index Return exceeds the Dual Direction Buffer Rate.

For example, if the ILO Dual Direction Buffer Rate is 10%, and the negative Index Return is -10%, we will credit your Investment Base with 10%. However, if the negative Index Return is -10.01%, we will credit your Investment Base with -0.01%.

PERFORMANCE LOCK RISK

You may exercise the Performance Lock feature once for each ILO during each Term to “lock-in” your Interim Value, not the Index performance, as of the Business Day the request is submitted. The locked-in value will equal the Interim Value of the ILO calculated at the end of the Business Day that the Performance Lock is requested, and will be credited with a fixed rate of interest equal to the annualized ILO Budget rate beginning on the day following the day the Performance Lock was exercised until the next Contract Anniversary. The Interim Value can be negative even when Index performance is positive. You must lock-in the entire value in the ILO. If you have made Subsequent Purchase Payments into the same ILO, each Purchase Payment will constitute a different “segment” in the initial ILO Term with its own Investment Base and Interim Value, and the investment performance of each segment will be tracked separately. If you have multiple segments in the same ILO in the initial Term due to multiple Purchase Payments in the first Contract Year, the value of each segment may be locked-in independently. You may exercise the Performance Lock feature once for each segment during the ILO Term. If you exercise the Performance Lock for more than one segment within an ILO, it is possible that the Interim Value of one segment may have increased, while the Interim Value of another segment may have decreased at the time the Performance Lock is exercised.

The minimum fixed interest rate will never be less than 0.0%. Exercising the Performance Lock will terminate your ability to receive an ILO Credit or the application of the Crediting Strategy or Protection Level to mitigate any loss. Withdrawals will reduce the locked-in value. Any applicable surrender charge, taxes, and tax penalties will adjust the amount you receive from the withdrawal.

Your decision to exercise the Performance Lock is irrevocable. Once the Performance Lock is exercised, the locked-in amount cannot be transferred to a new ILO, the Fixed Account, or begin a new Term in the same ILO, until the next Contract Anniversary. If you exercise the Performance Lock on a 6-year ILO, you will be unable to transfer or reallocate your Contract Value to another 1-year ILO Term until the next Contract Anniversary.

You will not be able to determine the Interim Value that will be locked-in prior to the Performance Lock request. You bear the risk that the Interim Value that is locked in will be lower than the Interim Value you last obtained, and lower than the potential ILO Value you would receive at the end of the Term, and the difference could be significant. If you exercise the

Performance Lock feature at a time when your Interim Value has declined, you will lock-in any loss. An Interim Value Adjustment could be negative and could result in a significant loss beyond the protection of the Buffer Rate. In extreme circumstances, you could lose up to 100% of the value of the ILO if you exercise Performance Lock. There may not be an optimal time to exercise the Performance Lock feature. It may be better for you if you do not exercise the Performance Lock feature during a Term. We will not advise you as to whether or when you should or should not exercise the Performance Lock, and we are not responsible for any losses that may occur due to your decision to exercise this feature.

Performance Lock may only be exercised after the 60th calendar day from the Term Start Date. Beginning on the 61st calendar day, You may request to exercise the Performance Lock feature by notifying us before close of Business on any Business Day prior to the Term End Date. See ADDITIONAL INFORMATION — INQUIRIES AND SUBMITTING FORMS AND REQUESTS for instructions on how to contact us. The request to exercise the Performance Lock feature must be received by us before close of Business in order to lock-in that day’s ending Interim Value. Requests received after close of Business are considered received on the following Business Day and will lock-in that next Business Day’s Interim Value.

You should contact us at our Service Center at (800) 748-6907 or at www.pacificlife.com to obtain your Interim Value(s) and the current annualized ILO Budget rate and speak to your financial professional before exercising a Performance Lock. However, Interim Values fluctuate daily, and the current value(s) quoted may be more or less than the actual value(s) calculated. Your Interim Value(s) may change by the time the Performance Lock is exercised.

AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS

We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals. We reserve the right to stop offering any of the ILOs to new and existing Contracts, and to close any of the ILOs to new transfers at the end of a Term. We may change the Crediting Strategy rates and Protection Level rates subject to the stated Minimum Limit on Index Gain or maximum rates. There is no guarantee that a particular ILO will be available during the entire time that you own your Contract. If we decide to discontinue offering any ILOs or Indexes, we will amend this Prospectus. An ILO that is currently available may not be available for transfers from other Interest Crediting Options or reallocations of Contract Value into the same ILO for a new Term, or may be closed to new Contract issues. If you reallocate into the same ILO for a consecutive Term, the ILO’s underlying Index or features may have changed, or the ILO may no longer be available for investment. If your desired ILO is not available for investment, and you do not provide timely transfer instructions to us, you could be automatically reallocated into a default ILO, or the Fixed Account, which may not be acceptable to you. The 1-year S&P 500® with Cap and 10% Buffer ILO, in addition to the Fixed Account Option, will always be available under your Contract. The Cap Rate for this ILO is subject to a Minimum Limit on Index Gain of 5% and the Minimum Participation Rate of 100% for the life of this Contract.

We reserve the right to stop offering all but one ILO (the 1-year S&P 500® with Cap Rate, Participation Rate and 10% Buffer ILO) in addition to the Fixed Account Option. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with Dual Direction Buffer. If we stop offering all but one ILO (the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law. If you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term. If you purchase another retirement vehicle, it may have different features, fees, and risks than the Contract. Discuss with your financial professional whether the Contract is appropriate for you given our right to make such changes to the allowable ILOs.

If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term. We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index, however, the performance of the new Index may differ from the original Index. The Index Return for the new Index will be utilized when determining the ILO Credit on the Term End Date even if the Index is substituted near the end of the Term. This may negatively affect the interest that you earn during that Term. You may receive a greater loss or lower gain than if we continued to use the original Index for the entire Term. We may replace an Index at any time during a Term. If we replace an Index during a Term, the ILO Crediting Strategy and Protection Level will not change. We will notify you in writing prior to replacing an Index. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer ILO Value until the end of a Term even if we replace the Index during the Term. If we substitute an Index and you do not wish to remain invested in the relevant ILO for the remainder of the Term, your only options will be to withdraw the ILO Value or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will trigger an Interim Value Calculation, and taking a withdrawal or surrender may cause you to incur surrender charges, taxes, and tax penalties.

INVESTMENT RISKS FOR THE MARKET INDEXES

Investing in the ILOs will subject you to risks related to the Indexes, such as the following:

No Dividends. Each Index is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index. If dividends and other distributions were included, the Index performance would be higher.

No Rights in the Index. An investment in an ILO is not an investment in the Index or in the securities tracked by the Index. You have no voting, liquidation, or other rights with respect to the Index, its publisher, or any of the component companies.

Index Performance. An investment in the Contract is subject to the risk of poor investment performance of the ILOs you select. If you allocate money to an ILO, the value of your investment depends in part on the performance of the applicable Index.

You could lose a significant amount of money if the Index of an ILO declines in value. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks that you are indirectly exposed to. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize losses, which may be significant.

Performance Mix. The Performance Mix strategy calculates index-linked interest using a weighted average of the performance of three market indexes. At the end of the Term, the three indexes are ranked based on their performance: the highest-performing index receives a 50% weight, the second-highest receives a 30% weight, and the lowest-performing index receives a 20% weight. The final weighted return is subject to the strategy’s Participation Rate and Cap Rate. Index return is weighted based on relative performance, not absolute returns. A high performing index will only receive 50% weight if it ranks highest among the three indexes at the end of the Term. In addition, strong index performance may be diluted by weaker results from the other indexes. The blended nature of this strategy may result in lower returns compared to strategies tied to a single index with similar upside potential.

The historical performance of an Index or an ILO does not guarantee future results. Because we measure Index performance from the Term Start Date to the Term End Date, you bear the risk that the Index Return may be negative or zero at the end of a Term, even if the Index performed positively at times.

•	Market Risk. Market risk is the risk that short-term market movements may cause the value of an Index to fluctuate, sometimes rapidly and unpredictably. Index performance could decrease over longer periods of time during more prolonged market downturns. Market changes can result from disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases, utility failures, terrorist acts, political and social developments, and military and governmental actions.

•	Issuer Risk. Issuer risk is the risk that Index performance may decline for reasons directly related to the issuer, as opposed to the market generally. Changes in the financial condition or credit rating of an issuer of the securities that make up an Index may cause the Index performance to decline.

INDEX RISKS

S&P 500® Index. This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

MSCI EAFE Index. This Index is designed to follow the performance of large- and mid-capitalization companies across 21 developed markets around the world excluding the U.S. and Canada. Political, social and economic developments abroad and differences between the regulations and reporting standards and practices to which foreign issuers are subject as compared to U.S. issuers may affect the Index Performance. In addition, to the extent the component securities are denominated in foreign currencies, their values may be subject to risks related to changes in currency exchange rates. Risks of investing in foreign securities are generally increased by investing in emerging market countries.

Nasdaq-100 Index®. This Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. In general, large- capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

Russell 2000 Index. This Index is composed of small-capitalization U.S. equities. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Index’s performance may be more volatile than that of an index with greater focus on large- or mid- capitalization stocks.

INSURANCE COMPANY RISKS

PL&A is a life insurance company domiciled in Arizona. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment advisory services. Our executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

Investment in the Contract is subject to the risks related to us, and any obligations (including under the Fixed Account Option and the ILOs), guarantees, or benefits of the Contract are subject to our claims-paying ability and financial strength. You should look to our financial strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 748-6907 or visiting our website at www.PacificLife.com.

The assets supporting the ILOs are held in a non-registered, non-insulated separate account established under Arizona insurance law for the purpose of supporting our obligations under the Contract. These assets are subject to the claims of our creditors. Therefore, the benefits provided under the ILOs are subject to the claims-paying ability of Pacific Life. You may obtain information about our financial condition by reviewing our financial statements included in this Prospectus.

We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals; stop offering an ILO for investment at the end of a Term; change the Crediting Strategy rates and Protection Level rates of the ILOs available under the Contract, subject to the stated Minimum Limit on Index Gain or maximum rates and the terms described in this prospectus; and impose investment or transfer limitations, as described in this prospectus. Additional Purchase Payments after the initial Purchase Payment are not permitted, except for transfers from other financial products requested at the time the investor's Contract application is submitted and transferred within 90 days after the Contract Issue Date (“Subsequent Purchase Payments”). See “TRANSFER AND REALLOCATION LIMITATIONS,” “CREDITING STRATEGY AND PROTECTION LEVEL RISK,” and “AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS” in this section for more information. You bear the risks relating to any material reservation of rights

CYBER SECURITY RISKS

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, the theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the Indexes or Index issuers, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with Contract transaction processing, including the processing of requests from our website; impact our ability to calculate Index Return or the ILO Credit; cause the release and possible destruction of confidential customer or business information; impede transaction processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses; and reputational damage. Cybersecurity risks may also impact the issuers of securities that comprise the Indexes, which may cause the Indexes underlying the ILOs to lose value. The digitization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risks and threats, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and index performance for the Indexes underlying the ILOs available through your Contract. There can be no assurance that we, the Indexes or Index issuers, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

Index-Linked Option Market Risk [Line Items]
Index-Linked Option Risk, No Guaranteed Limit on Index Losses May Lose Entire Investment [Text Block]		We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level
Index-Linked Option Risk [Line Items]
Index-Linked Option Risk, Limits Positive Returns [Text Block]		Cap Rate is the maximum amount of positive interest that may be credited to your Investment Base on the Term End Date. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than that rate.
Index-Linked Option Risk, Investor Could Lose Money Despite Limits on Negative Returns [Text Block]		Negative Index performance may cause you to realize losses, which may be significant.
Index-Linked Option Risk, Impact of Contract Fees [Text Block]		Adjustment will impact your Contract Value (including your Cash Surrender Value, death benefit amount, and amount converted to an Annuity Option), but the reduction will not be deducted from the amount you receive if you take a partial withdrawal
Index-Linked Option Risk, Index Risk [Text Block]

INDEX RISKS

S&P 500® Index. This Index is comprised of equity securities issued by large-capitalization U.S. companies. In general, large-capitalization companies may be unable to respond quickly to new competitive challenges, and may not be able to attain the high growth rate of successful smaller companies.

MSCI EAFE Index. This Index is designed to follow the performance of large- and mid-capitalization companies across 21 developed markets around the world excluding the U.S. and Canada. Political, social and economic developments abroad and differences between the regulations and reporting standards and practices to which foreign issuers are subject as compared to U.S. issuers may affect the Index Performance. In addition, to the extent the component securities are denominated in foreign currencies, their values may be subject to risks related to changes in currency exchange rates. Risks of investing in foreign securities are generally increased by investing in emerging market countries.

Nasdaq-100 Index®. This Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. In general, large- capitalization companies may be unable to respond quickly to new competitive challenges and may not be able to attain the high growth rate of successful smaller companies.

Russell 2000 Index. This Index is composed of small-capitalization U.S. equities. The Russell 2000 Index measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments. The securities of small-capitalization companies may be more volatile and less liquid than those of mid- and large-capitalization companies. As a result, the Index’s performance may be more volatile than that of an index with greater focus on large- or mid- capitalization stocks.

Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]		We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index, however, the performance of the new Index may differ from the original Index.
Stops Accepting Payments Risk [Text Block]

Before you annuitize, you can withdraw money from or surrender your Contract at any time, however, withdrawals or surrenders taken during the surrender charge period may be subject to a surrender charge. Withdrawals and surrenders may also be subject to an Interim Value Calculation and Adjustment if taken from the ILOs before the end of a Term, taxes, and tax penalties.
Restrictions on Transfers Risk [Text Block]		The Contract is not designed to be a short-term investment and may be inappropriate for you if you intend to take frequent withdrawals prior to annuitization, withdrawals during the 6-year surrender charge period, or withdrawals from the ILOs before the end of a Term.
Item 6. Description of Insurance Company, Registered Separate Account, and Investment Options [Line Items]
Exemption for Issuers of Securities Subject to Insurance Regulation [Flag]		true
Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]

THE INDEX-LINKED OPTIONS

You can allocate your Purchase Payments and Contract Value to one or more of the ILOs offered under the Contract, in addition to the Fixed Account Option. Each ILO consists of the following components to calculate the ILO Credit:

•	A reference Index;
•	A Term;
•	A Crediting Strategy; and
•	A Protection Level

Each of these components is described in more detail below. Each ILO is offered with the Performance Lock feature. Information regarding the features of each currently-offered ILO, including (i) its name, (ii) market index, or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term length, iv) its Crediting Strategy, (v) its current limit on Index loss, and (vi) its Minimum Limit on Index Gain for the Crediting Strategy, is available in an appendix to the Prospectus. See APPENDIX A — INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT.

Certain ILOs and Indexes also may not be available through your financial professional. You may obtain information about the ILOs and Indexes that are available to you by contacting your financial professional.

You may currently allocate your Contract Value to any number of the available ILOs, in addition to the Fixed Account Option. You may have multiple ongoing Terms at the same time, and may allocate your Contract Value to both the 1-year and 6-year Terms of an ILO at the same time. Allocations must be in whole percentages only.

We generally reserve the right to add or remove ILOs and Indexes, subject to applicable regulatory approvals. We reserve the right to stop offering any of the ILOs to new and existing Contracts, and to close any of the ILOs to new transfers at the end of the Term. We may change the Crediting Strategy rates and Protection Level rates subject to the stated Minimum Limit on Index Gain or maximum rates. If we decide to discontinue offering any ILOs or Indexes, we will amend this Prospectus. An ILO that is currently available may not be available for transfers from other Interest Crediting Options or reallocations of Contract Value into the same ILO for a new Term, or may be closed to new Contract issues. If you reallocate into the same ILO for a consecutive Term, the ILO's underlying Index or features may have changed, or the ILO may no longer be available for investment. If your desired ILO is not available for investment, and you do not provide timely transfer instructions to us, you could be automatically reallocated into a default ILO, or the Fixed Account, which may not be acceptable to you. However, the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO will always be available under your Contract. The Minimum Limit on Index Gain for the Cap Rate strategy for this ILO is 5% and the minimum Participation Rate is 100% for the life of this Contract.

We reserve the right to stop offering all but one ILO (the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO), in addition to the Fixed Account Option. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. If we stop offering all but one ILO (the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. Any ILOs we offer in the future (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law.

If, in the future, you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term. If you purchase another retirement vehicle, it may have different features, fees, and risks than the Contract. Discuss with your financial professional whether the Contract is appropriate for you given our right to make such changes to the allowable ILOs.

INDEX-LINKED OPTION TERM

The Term is the investment duration of an ILO. This is the period of time we use to measure the change in Index Price and credit interest, if any, to your Contract. We measure the change in Index Price, or the Index Return, on a Point to Point basis. A Point to Point basis means that we compare the Index Price on the Term Start Date to the Index Price on the Term End Date to determine the Index Return. The Index Return is used to calculate the value of the ILO Credit we apply to your Contract (which may be positive, negative, or equal to zero) at the end of the Term. We currently offer Terms of 1 Contract Year and 6 Contract Years.

Term Start Date

The Term Start Date is the Contract Anniversary date that a new Term begins. On this date, Contract Value (or your Purchase Payment) is allocated to the ILO and the starting Index Price is determined. The Term Start Date for your initial Purchase Payment is the Contract Issue Date. The Term Start Date for any Subsequent Purchase Payments will be the Business Day the Subsequent Purchase Payment is received prior to market close. Because of this, Subsequent Purchase Payments will not be invested for the full initial Term. All future Term Start Dates will be on a Contract Anniversary, on which date you may transfer Contract Value to other Interest Crediting Options and/or reallocate Contract Value into the same ILO, if available, for a new Term or into the Fixed Account Option.

Term End Date

The Term End Date is the Contract Anniversary date that the Term ends. Each Term End Date is also the Term Start Date for the next Term. All Purchase Payments in an ILO will have the same Term End Date regardless of when they were received. Assuming the Performance Lock feature is not exercised during the Term, on the Term End Date, the ending Index Price is determined and the Index Return for the Term is calculated. If the Contract Anniversary falls on a non-Business Day, then the Index Return will be determined based on values of the prior Business Day. On the Term End Date, your ILO Credit will be added to or subtracted from your Investment Base. The amount of the positive or negative ILO Credit will depend on the Index Return and the applicable ILO Crediting Strategy or Protection Level. Assuming the Performance Lock feature was not exercised during the Term, the Term End Date (which is also the next Term Start Date) is the date on which the resulting ILO Value may be transferred and/or reallocated into the same or other Interest Crediting Options. See TRANSFERS AND REALLOCATIONS for more information on transfers and reallocations.

Amounts must remain in an ILO until the end of the Term to receive all or partial interest, as applicable, and to avoid a possible Interim Value Calculation and Adjustment to the ILO Value, in addition to any applicable surrender charges, taxes, and tax penalties. Any surrenders (including Free Look surrenders), withdrawals (including RMDs, free withdrawal amounts, and pre- authorized withdrawals), death benefit payment, and amounts applied to an Annuity Option from the ILOs before the end of a Term will trigger an Interim Value Calculation (and an Interim Value Adjustment to the Investment Base and death benefit if the Contract is not terminated or annuitized). See FEES, CHARGES, AND ADJUSTMENTS — INTERIM VALUE ADJUSTMENT; and ACCESS TO YOUR MONEY — EFFECT OF WITHDRAWALS AND SURRENDERS for more information.

If you invest in a 6-year ILO, you will only be able to withdraw or surrender ILO Value from the ILO without triggering an Interim Value Calculation and Adjustment on the Term End Date. This may reduce your ability to access your Contract Value to meet your liquidity needs or for other purposes, and may increase the risk that an Interim Value Calculation will be applied to the death benefit payment and amounts applied to an Annuity Option. The potential for gains may be higher for 6- year ILOs than for 1-year ILOs. This is because Index Return is measured on a Point to Point basis, which means that the Index Return for a 6-year ILO is measured over the course of 6 Contract Years instead of 1 Contract Year.

Term Restrictions

You may only invest in a 6-year ILO Term at Contract issue. This means that you will be unable to invest in another 6-year ILO Term. At the end of the Term, you will be unable to invest in 6-year ILOs and only 1-year ILOs and the Fixed Account will be available to you for investment for the remainder of the time you own the Contract.

THE INDEXES

The Indexes under the ILOs are the benchmarks used to establish the starting and ending Index Prices and the Index Return for each Term. An investment in an ILO is not an investment in the Index. Each Index is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies. If dividends and other distributions were included, the Index performance would be higher. Each ILO determines the ILO Credit applied to your Investment Base at the end of each Term based on the performance of one (or three, in the case of the Performance Mix ILO) of the following Indexes, each covering different asset classes. You may lose a significant amount of money if the Index declines in value. The following Indexes are currently available:

•          S&P 500®. Widely regarded as the best gauge of the U.S. stock market, this index tracks the performance of 500 large companies in leading industries of the U.S. economy.

•        MSCI EAFE®. The MSCI EAFE® (Morgan Stanley Capital International, Europe, Australasia, and Far East) Index is composed of large- and mid-capitalization companies across 21 developed markets around the world, including countries in Europe, Australia, and the Far East, but excluding the U.S. and Canada.

•          Nasdaq 100®. The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

•          Russell 2000®. The Russell 2000® Index is an index composed of small capitalization U.S. equities. The Russell® 2000 Index measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. - cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

Performance Mix. The Performance Mix with Participation Rate and Cap Rate Crediting Strategy measures the performance of a combination of three Indexes: The S&P 500®, MSCI EAFE® and Russell 2000®. The Index Return of the Performance Mix is determined based on the combined weighted average of those stated Indexes at the end of the Term: 50% is based on the Index with the highest return, 30% is based on the Index with the next best return, and 20% is based on the Index with the lowest return.

There are risks associated with each of the Indexes and with the Performance Mix with Participation Rate and Cap Rate Crediting Strategy that utilizes three of the Indexes. See PRINCIPAL RISKS OF INVESTING IN THE CONTRACT —INDEX RISKS and INVESTMENT RISKS FOR THE MARKET INDEXES for more information about these risks. Please also see APPENDIX B — INDEX DISCLOSURES for more information about the Indexes.

Replacing an Index

We reserve the right to add, remove or replace any Index at any time, subject to applicable regulatory approvals. We will notify you in writing at least 30 days prior to replacing an Index. Changes to the ILO Crediting Strategies, if any, occur at the start of the next Term. If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term.

We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values should become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will attempt to select a new Index that we determine in our judgment is comparable to the original Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. We may replace an Index at any time during a Term. If we replace an Index during a Term, we will calculate the Index Return using the original Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified starting Index Price for the new Index. The modified starting Index Price for the new Index will reflect the Index Return for the original Index from the start of the Term to the replacement date. If we replace an Index during the Term, the ILO Crediting Strategy and Protection Level for the current Term will not change.

The Index Return for the new Index will be utilized when determining the ILO Credit on the Term End Date even if the Index is substituted near the end of the Term. The performance of the new Index may differ from the original Index, and this may negatively affect the interest that you earn during that Term. You may receive a greater loss or lower gain than if we continued to use the original Index for the entire Term. You will have no right to reject the replacement of an Index during a Term, and you will not be permitted to transfer ILO Value until the end of the Term. If we substitute an Index and you do not wish to remain invested in the relevant ILO for the remainder of the Term, your only options will be to withdraw the ILO Value or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will trigger an Interim Value calculation, and taking a withdrawal or surrender may cause you to incur surrender charges and taxes. See FEES, CHARGES, AND ADJUSTMENTS, and ACCESS TO YOUR MONEY.

   Example: Index Return Calculation When the Index is Replaced During a Term

Index Return on replacement date for original Index

Original Index Price at beginning of Term	4,000
Original Index Price on replacement date	4,050
Index Return for old Index on replacement date	(4,050 – 4,000) / 4,000 = 1.25%

The Index Return percentage on the replacement date is then used to calculate the modified starting Index Price for the new Index.

Modified starting Index Price for new Index

Index Return for original Index on replacement date	1.25%
Index Price for new Index on replacement date	20,250
Modified starting Index Price for new Index	20,250 / (1 + 1.25%) = 20,000

The Index Return calculation for the Term is then determined based on the change between the modified starting Index Price for the new Index, and the ending Index Price for the new Index.

INDEX  PERFORMANCE EXAMPLES

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index Returns after applying a hypothetical 5% Cap Rate, a hypothetical 100% Participation Rate, and a hypothetical 10% Buffer Rate. The charts illustrate the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performances below are NOT the performance of any ILO. Your performance under the Contract will differ, perhaps significantly. The performances below may reflect a different return calculation, time period, and limit on Index gains and losses than the ILOs, and does not reflect Contract fees and charges, including surrender charges and the Interim Value Calculation, which reduce performance.

S&P 500®*

*	Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

MSCI EAFE®*

*	Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Nasdaq 100®

*	Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Russell 2000®

*	Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Index-Linked Option Details, Options Currently Offered [Line Items]
Index-Linked Option Details, Credits are Based in Part on Index Performance [Text Block]		Each ILO determines the ILO Credit applied to your Investment Base at the end of each Term based on the performance of one (or three, in the case of the Performance Mix ILO) of the following Indexes, each covering different asset classes.
Index-Linked Option Details, Investor Not Invested in Index or Securities [Text Block]		An investment in an ILO is not an investment in the Index.
Index-Linked Option Details, Investor Could Lose Money if Index Declines [Text Block]		You may lose a significant amount of money if the Index declines in value.
Index-Linked Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		You may lose money. When you invest Contract Value in the ILOs, you bear the riskthat negative Index performance may cause the Adjusted Index Return to be negative even after the application of the Protection Level.
Index-Linked Option Details, Changes Possible [Text Block]

We reserve the right to add, remove or replace any Index at any time, subject to applicable regulatory approvals. We will notify you in writing at least 30 days prior to replacing an Index. Changes to the ILO Crediting Strategies, if any, occur at the start of the next Term. If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term.

Index-Linked Option Details, Features [Text Block]

Each of these components is described in more detail below. Each ILO is offered with the Performance Lock feature. Information regarding the features of each currently-offered ILO, including (i) its name, (ii) market index, or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term length, iv) its Crediting Strategy, (v) its current limit on Index loss, and (vi) its Minimum Limit on Index Gain for the Crediting Strategy, is available in an appendix to the Prospectus. See APPENDIX A — INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT.

Certain ILOs and Indexes also may not be available through your financial professional. You may obtain information about the ILOs and Indexes that are available to you by contacting your financial professional.

Index-Linked Option Details, Interest Crediting [Line Items]
Index-Linked Option Details, Interest Crediting [Text Block]

INDEX-LINKED OPTION CREDIT

For each ILO to which you allocate Contract Value, we will add or subtract interest from your Investment Base at the end of the Term (unless you exercise the Performance Lock feature during the Term). The dollar-value of this interest is referred to as the ILO Credit. The ILO Credit may be positive, negative, or equal to zero, based on the Index Return, Crediting Strategy, and Protection Level of the ILO. If the ILO Credit is positive, your Investment Base in that ILO will be increased by a dollar amount equal to the positive credit. If the ILO Credit is negative, your Investment Base will be decreased by a dollar amount equal to the negative credit. If the ILO Credit is equal to zero, no interest will be credited and your ILO Value at the end of the Term will remain equal to your Investment Base.

In the initial Term, a separate ILO Credit will be determined for each segment in the same ILO, and will be added to or subtracted from the respective Investment Base. For purposes of calculating the ILO Credit, each segment will use the Index price on the date the Purchase Payment is received. If you allocate Contract Value to multiple ILOs at once, assuming you do not exercise the Performance Lock feature for any ILO, each ILO in which you invest will apply a separate ILO Credit for each Term. Even if you receive a positive ILO Credit for one or more ILOs (or segments), your overall Contract Value may still be reduced by any negative ILO Credit you receive for other ILOs (or segments) during that Term.

Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return [Text Block]

Protection Levels

We will limit the negative Index Return used in calculating the Adjusted Index Return credited to an ILO at the end of each Term through the use of the applicable Protection Level. The Protection Levels provide only limited protection against downside risk at the end of a Term. You may lose money. When you invest Contract Value in the ILOs, you bear the risk that negative Index performance may cause the Adjusted Index Return to be negative even after the application of the Protection Level. Each ILO includes a Protection Level in the form of a Buffer, or Dual Direction Buffer, which may limit how much loss you will incur at the end of the Term when the Index Return is negative. The Protection Level does not apply when the Index Return is positive or equal to zero. On the Term End Date, the applicable Protection Level is applied to the negative Index Return to determine the Adjusted Index Return. For 6-year ILOs, the Protection Level is applied on a Point to Point basis and is not annualized. This means that for 6-year Terms, the Buffer or Dual Direction Buffer is applied to the Index Return for the entire Term, not on an annual basis.

We reserve the right to stop offering all but one ILO. The S&P 500® 1-year ILO with Cap and 10% Buffer will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. If we stop offering all but one ILO (the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. Any ILOs we do offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law. If, in the future, you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term.

Index-Linked Option Details, Limit on Index Losses Will Not Change During Crediting Period [Text Block]

Protection Levels for the currently offered ILOs will not change for the life of these ILO offerings. Protection Level rates declared for future ILOs under this Contact may vary depending on the Index, market conditions, Crediting Strategy, and rates, the type of Protection Level, and the Term length.

Index-Linked Option Details, Limiting Index Losses is not Guaranteed to be Offered [Text Block]		We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer.
Index-Linked Option Details, Limits on Index Losses, Factors Considered [Text Block]

Protection Level Considerations

Protection Levels for the currently offered ILOs will not change for the life of these ILO offerings. Protection Level rates declared for future ILOs under this Contact may vary depending on the Index, market conditions, Crediting Strategy, and rates, the type of Protection Level, and the Term length.

Assuming the same Index and Term length, an ILO that provides more protection from Index losses will generally tend to have less potential for Index gains; conversely, an ILO that provides less protection from Index losses will generally tend to have more potential for Index gains.

Because the absolute value of any negative Index Return up to and including the Dual Direction Buffer Rate will be credited to your ILO Value as positive interest, a negative Index Return on the Term End Date that is slightly below or slightly above the Dual Direction Buffer Rate can result in very different ILO Credits. You will receive positive interest if the negative Index Return does not exceed the Dual Direction Buffer Rate, and you will receive negative interest if the negative Index Return exceeds the Dual Direction Buffer Rate on the Term End Date. Any negative Index Return in excess of the Dual Direction Buffer Rate will result in negative interest being credited to your ILO Value in the amount that the negative Index Return exceeds the Dual Direction Buffer Rate. For example, if the ILO Dual Direction Buffer Rate is 10%, and the negative Index Return is -10%, your Adjusted Index Return will be 10%. However, if the negative Index Return is -10.01%, your Adjusted Index Return will be -0.01%.

We set the Protection Level rates at our discretion. We consider various factors in determining the Protection Level rates, including, but not limited to, market conditions, administrative expenses, regulatory requirements, general economic trends, and competitive factors. In deciding whether to choose an ILO with a higher Protection Level, you should consider that ILOs with higher Protection Levels tend to have lower Cap Rates, Participation Rates, and Performance Triggered Rates.

Index-Linked Option Details, Limits on Index Losses, Investor Considerations [Text Block]

We reserve the right to stop offering all but one ILO. The S&P 500® 1-year ILO with Cap and 10% Buffer will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. If we stop offering all but one ILO (the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. Any ILOs we do offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law. If, in the future, you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term.

Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Limits Positive Return [Text Block]		We will limit the positive Index Return used in calculating the Adjusted Index Return credited to an ILO at the end of each Term through the use of the applicable Crediting Strategy
Index-Linked Option Details, Limit on Index Gains Will Not Change During Crediting Period [Text Block]		These initial rates will not change after the Contract Issue Date and apply to all Purchase Payments, and are guaranteed for the length of the initial Term.
Index-Linked Option Details, Current Limit on Index Gains Website [Text Block]		www.pacificliferates.com
Index-Linked Option Details, Limits on Index Gains, Factors Considered [Text Block]

Crediting Strategy Considerations

We set the rates for the Crediting Strategies at our discretion, subject to Minimum Limits on Index Gain. We consider various factors in determining the limits on Index gains, including market conditions, regulatory and tax requirements, competitive factors, administrative costs, risk management, and general economic trends.

In addition, initial and renewal Crediting Strategy rates may vary depending Crediting Strategy type, Protection Level, and Term length.

If you allocate Contract Value to an ILO with a Cap Rate or a Performance Triggered Rate, the highest possible Adjusted Index Return that you may earn for a given Term when the Index Return is positive is the Cap Rate or the Performance Triggered Rate. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than the Cap Rate or Performance Triggered Rate. Additionally, Cap Rates for ILOs with 6-year Terms apply on a Point to Point basis. This means that the Cap Rate is applied to the Index Return for the entire Term, not on an annual basis.

Under certain conditions, a Performance Triggered Rate ILO may provide greater potential for Index gains than a Cap Rate, Tiered Participation Rate with Cap Rate, or Performance Mix ILO when the Crediting Strategy rates are identical. This is because a fixed rate of interest will be credited when the Index Return is greater than or equal to zero, even if the positive Index Return is less than the Performance Triggered Rate. For example, if two ILOs offer identical rates of 8% for the Cap Rate and Performance Triggered Rate, and the positive Index Return is 5%, your Adjusted Index Return will be 8% under the Performance Triggered Rate ILO (the fixed rate of interest), but 5% under the Cap Rate with Participation Rate ILO assuming a 100% Participation Rate.

Index-Linked Option Details, Limits on Index Gains, Investor Considerations [Text Block]

If you allocate Contract Value to an ILO with a Cap Rate or a Performance Triggered Rate, the highest possible Adjusted Index Return that you may earn for a given Term when the Index Return is positive is the Cap Rate or the Performance Triggered Rate. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than the Cap Rate or Performance Triggered Rate. Additionally, Cap Rates for ILOs with 6-year Terms apply on a Point to Point basis. This means that the Cap Rate is applied to the Index Return for the entire Term, not on an annual basis.

Index-Linked Option Details, Crediting Period [Line Items]
Index-Linked Option Details, Crediting Periods [Text Block]		This means that the Crediting Strategies are applied to the Index Return for the entire Term, not on an annual basis.
Index-Linked Option Details, Amounts Must Remain Until End of Crediting Period [Text Block]		Amounts must remain in an ILO until the end of the Term to receive all or partial interest, as applicable, and to avoid a possible Interim Value Calculation and Adjustment to the ILO Value, in addition to any applicable surrender charges, taxes, and tax penalties.
Index-Linked Option Details, Transactions Subject to Contract Adjustments [Text Block]		Any surrenders (including Free Look surrenders), withdrawals (including RMDs, free withdrawal amounts, and pre- authorized withdrawals), death benefit payment, and amounts applied to an Annuity Option from the ILOs before the end of a Term will trigger an Interim Value Calculation (and an Interim Value Adjustment to the Investment Base and death benefit if the Contract is not terminated or annuitized).
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Crediting Methodology [Text Block]		The Crediting Strategy is a method of determining how much positive interest, if any, will be credited to your ILO Investment Base. Each ILO will apply only one type of Crediting Strategy. The Crediting Strategy is applied to the Index Return to determine the positive Adjusted Index Return. Except for the Cap Rate with Dual Direction Buffer Crediting Strategy, Crediting Strategies are not applied if the Index Return is negative. The Crediting Strategy for an ILO will be in the form of a Cap Rate with Participation Rate (including the Cap Rate with Dual Direction Buffer, Performance Mix and Tiered Participation Rate with Cap Rate), Performance Mix, Tiered Participation Rate with Cap Rate, or Performance Triggered Rate. For 6-year ILOs, the Crediting Strategy rates are applied on a Point to Point basis and are not annualized. This means that the Crediting Strategies are applied to the Index Return for the entire Term, not on an annual basis.
Index-Linked Option Details, Bar Chart Legend [Text Block]

The bar charts shown below provide each Index’s annual returns for the last 10 calendar years (or for the life of the Index if less than 10 years), as well as the Index Returns after applying a hypothetical 5% Cap Rate, a hypothetical 100% Participation Rate, and a hypothetical 10% Buffer Rate. The charts illustrate the variability of the returns from year to year and shows how hypothetical limits on Index gains and losses may affect these returns. Past performance is not necessarily an indication of future performance.

The performances below are NOT the performance of any ILO. Your performance under the Contract will differ, perhaps significantly. The performances below may reflect a different return calculation, time period, and limit on Index gains and losses than the ILOs, and does not reflect Contract fees and charges, including surrender charges and the Interim Value Calculation, which reduce performance.

Index-Linked Option Details, Crediting Methodology Example [Text Block]		For example, if two ILOs offer identical rates of 8% for the Cap Rate and Performance Triggered Rate, and the positive Index Return is 5%, your Adjusted Index Return will be 8% under the Performance Triggered Rate ILO (the fixed rate of interest), but 5% under the Cap Rate with Participation Rate ILO assuming a 100% Participation Rate.
Index-Linked Option Details, Crediting Methodology Example Legend [Text Block]

The following examples illustrate how we calculate and credit interest under each crediting methodology, assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

The following examples illustrate how we calculate and credit interest under each Protection Level methodology, assuming hypothetical Index Returns and hypothetical limits on Index gains and losses. The examples assume no withdrawals.

Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Additional Information [Text Block]

Each of these components is described in more detail below. Each ILO is offered with the Performance Lock feature. Information regarding the features of each currently-offered ILO, including (i) its name, (ii) market index, or a brief statement describing the assets that the Index seeks to track (e.g., U.S. large-cap equities), (iii) its Term length, iv) its Crediting Strategy, (v) its current limit on Index loss, and (vi) its Minimum Limit on Index Gain for the Crediting Strategy, is available in an appendix to the Prospectus. See APPENDIX A — INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT.

Index-Linked Option Details, Price Return Index Does not Reflect Dividends [Text Block]		Each Index is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies.
Index-Linked Option Details, Index Substitution [Text Block]

Replacing an Index

We reserve the right to add, remove or replace any Index at any time, subject to applicable regulatory approvals. We will notify you in writing at least 30 days prior to replacing an Index. Changes to the ILO Crediting Strategies, if any, occur at the start of the next Term. If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term.

We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values should become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will attempt to select a new Index that we determine in our judgment is comparable to the original Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. We may replace an Index at any time during a Term. If we replace an Index during a Term, we will calculate the Index Return using the original Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified starting Index Price for the new Index. The modified starting Index Price for the new Index will reflect the Index Return for the original Index from the start of the Term to the replacement date. If we replace an Index during the Term, the ILO Crediting Strategy and Protection Level for the current Term will not change.

The Index Return for the new Index will be utilized when determining the ILO Credit on the Term End Date even if the Index is substituted near the end of the Term. The performance of the new Index may differ from the original Index, and this may negatively affect the interest that you earn during that Term. You may receive a greater loss or lower gain than if we continued to use the original Index for the entire Term. You will have no right to reject the replacement of an Index during a Term, and you will not be permitted to transfer ILO Value until the end of the Term. If we substitute an Index and you do not wish to remain invested in the relevant ILO for the remainder of the Term, your only options will be to withdraw the ILO Value or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will trigger an Interim Value calculation, and taking a withdrawal or surrender may cause you to incur surrender charges and taxes. See FEES, CHARGES, AND ADJUSTMENTS, and ACCESS TO YOUR MONEY.

   Example: Index Return Calculation When the Index is Replaced During a Term

Index Return on replacement date for original Index

Original Index Price at beginning of Term	4,000
Original Index Price on replacement date	4,050
Index Return for old Index on replacement date	(4,050 – 4,000) / 4,000 = 1.25%

The Index Return percentage on the replacement date is then used to calculate the modified starting Index Price for the new Index.

Modified starting Index Price for new Index

Index Return for original Index on replacement date	1.25%
Index Price for new Index on replacement date	20,250
Modified starting Index Price for new Index	20,250 / (1 + 1.25%) = 20,000

The Index Return calculation for the Term is then determined based on the change between the modified starting Index Price for the new Index, and the ending Index Price for the new Index.

Index-Linked Option Details, Index Substitution Circumstances [Text Block]		We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values should become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change.
Index-Linked Option Details, Index Substitution Selection [Text Block]		If we substitute an Index, we will attempt to select a new Index that we determine in our judgment is comparable to the original Index. In making this evaluation, we will look at factors such as asset class, Index composition, strategy or methodology inherent to the Index and Index liquidity. We may replace an Index at any time during a Term.
Index-Linked Option Details, Index Substitution Notification [Text Block]

We will send you a notice 30 days prior to the Term End Date (or the Contract Anniversary for amounts invested in the Fixed Account) explaining the ILOs available to you for transfer or reallocation on the next Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view the renewal interest rates and ILO Crediting Strategy rates declared for the next Term.

Index-Linked Option Details, Index Substitution Calculation [Text Block]		If we replace an Index during a Term, we will calculate the Index Return using the original Index up until the replacement date. After the replacement date, we will calculate the Index Return using the new Index, but with a modified starting Index Price for the new Index. The modified starting Index Price for the new Index will reflect the Index Return for the original Index from the start of the Term to the replacement date. If we replace an Index during the Term, the ILO Crediting Strategy and Protection Level for the current Term will not change.
Index-Linked Option Details, Maturity [Line Items]
Index-Linked Option Details, Maturity Notice [Flag]		true
Index-Linked Option Details, Investor Reallocation [Text Block]

TRANSFERS AND REALLOCATIONS

You may transfer or reallocate Contract Value into one or more of the available ILOs and the Fixed Account Option. You may transfer Contract Value to and from the ILOs among the available Interest Crediting Options, free of charge, or reallocate your ILO Value into the same ILO for a new Term, on the Term End Date, which will fall on a Contract Anniversary. Transfers to and from the Fixed Account are permitted every Contract Anniversary. Transfers and reallocations among the ILOs are not permitted during a Term (except transfers permitted on the next Contract Anniversary after the exercise of the Performance Lock on a 6-year ILO). Transfers are not permitted during the Contract Year for amounts invested in the Fixed Account. Transfer instructions may be submitted to us at any time prior to the close of the Business Day on the upcoming Term End Date, and must be provided at least prior to the close of Business on the Term End Date, which will fall on a Contract Anniversary. If we receive your request on a non-Business Day or after the close of a Business Day, your request will be deemed to be received on the next Business Day. Transfer instructions can be requested, changed or cancelled any time prior to close of Business on the Term End Date.

We will send you a notice 30 days prior to the Term End Date (or the Contract Anniversary for amounts invested in the Fixed Account) explaining the ILOs available to you for transfer or reallocation on the next Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view the renewal interest rates and ILO Crediting Strategy rates declared for the next Term.

We have the right, at our discretion (unless otherwise required by law), to require certain minimums in the future in connection with transfers. These may include a minimum transfer amount and a minimum Contract Value, if any, in the Interest Crediting Option from which the transfer is made or to which the transfer is made. If your transfer request results in your having a remaining Contract Value in an Interest Crediting Option that is less than $500 immediately after such transfer, we may (with prior written notice) transfer that Contract Value to the other Interest Crediting Options you are invested in on a pro rata basis, relative to your most recent allocation instructions.

Any policy we may establish with regard to the exercise of any of these rights will be applied uniformly to all Contract Owners.

TRANSFER RESTRICTIONS

Transfers and reallocations into a 6-year ILO Term at the beginning of a Term are not permitted. At the end of the Term, you will only be able to transfer or reallocate your Contract Value into 1-year ILOs and the Fixed Account Option.

Index-Linked Option Details, Default Reallocation [Text Block]

DEFAULT ALLOCATION PROCEDURES

If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your ILO Value. Your Contract Value in any expiring 1-year ILO will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment, unless other instructions are provided. The Protection Levels (Buffer and Dual Direction Buffer) for the ILOs are guaranteed not to change for as long as we offer those ILOs. Any Contract Value in an expiring 6- year ILO will not remain in its current allocation for the next 6-year Term. If no transfer instructions are received and your Contract Value is invested in a 1-year ILO that is not available for reallocation for a Subsequent Term, the Contract Value in the expiring ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate, until the next Contract Anniversary. If your Contract Value is invested in a 6-year ILO, in the absence of transfer instructions, the Contract Value in the expiring ILO will automatically be transferred to the corresponding 1-year ILO (i.e., a 1-year ILO with the same reference Index, type of Crediting Strategy and Protection Level, and Protection Level rate), subject to the renewal Crediting Strategy Rates, until the next Contract Anniversary. If the corresponding 1-year ILO is not available for investment, the Contract Value in the expiring ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate, until the next Contract Anniversary. Amounts already in the Fixed Account will remain in the Fixed Account, subject to the renewal Guaranteed Rate. Amounts that are automatically reallocated or transferred in the absence of transfer instructions cannot be reallocated until the next Term End Date, or Contract Anniversary if the amount is invested in the Fixed Account.

Index-Linked Option Details, Notification of Availability [Text Block]

We will send you a notice 30 days prior to the Term End Date explaining the ILOs available to you for transfer or reallocation on the upcoming Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website, www.pacificliferates.com, where you can view renewal Guaranteed Rates for the Fixed Account and ILO crediting rates declared for the next Term.

Fixed Option Details [Line Items]
Fixed Option Details, Name		THE FIXED ACCOUNT OPTION
Fixed Option Details, Description [Text Block]

THE FIXED ACCOUNT OPTION

The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual fixed rate (the “Guaranteed Rate”). Interest is credited daily to your investment in the Fixed Account as a percentage of the Fixed Account Option Value, which is the amount allocated to the Fixed Account Option, plus interest credited previously, less transfers and deductions for any withdrawals (which will include applicable surrender charges, taxes, and tax penalties). Information regarding the features of the Fixed Account Option, including (i) its name, (ii) its term length, and (iii) its minimum guaranteed interest rate, is available in an appendix to the Prospectus. See APPENDIX A — INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT. Interests in the Fixed Account Option are not registered under the Securities Act of 1933 (the “Securities Act”) and the Fixed Account Option is not registered as an “investment company” under the Investment Company Act of 1940. Disclosures in this Prospectus regarding the Fixed Account Option are subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

The initial Guaranteed Rate for Purchase Payments allocated to the Fixed Account Option is set according to the Rate Lock guidelines above and is guaranteed for one Contract Year. See BUYING THE CONTRACT — RATE LOCK for more details. A new Guaranteed Rate will be declared each Contract Anniversary, and will be guaranteed for one Contract Year. The Fixed Account Option Guaranteed Rate will never be less than 1%. The Minimum Guaranteed Rate for the Fixed Account Option is assigned at Contract issue and will not change for the first 6 Contract Years. After the first 6 Contract Years, a new Minimum Guaranteed Rate for the Fixed Account Option will be declared on each Contract Anniversary. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of the Minimum Guaranteed Interest Rate at our sole discretion. We have no specific formula for determining the interest rate. Some factors we may consider are regulatory and tax requirements, general economic trends and competitive factors.

Renewal Guaranteed Rates for the Fixed Account declared on Contract Anniversaries may be different from the Guaranteed Rates applied to new Purchase Payments offered at the same time, subject to the Minimum Guaranteed Rate for the Fixed Account. You bear the risk that the Guaranteed Rates we declare each Contract Anniversary for the Fixed Account Option will not exceed the Minimum Guaranteed Rate or the initial declared rate.

The Fixed Account Option Value may be transferred to the available ILOs every Contract Anniversary. ILO Value may transferred into the Fixed Account Option on Term End Dates, which will fall on Contract Anniversaries. We will send you a notice 30 days prior to a Contract Anniversary explaining the ILOs available to you for transfer or reallocation on the upcoming Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view renewal Guaranteed Rates and ILO crediting rates declared for the next Term. If you do not provide new allocation instructions to transfer any of your Fixed Account Option Value to one or more of the available ILOs, on the Contract Anniversary, such amount will automatically be reinvested into the Fixed Account Option for another year, subject to the renewal Guaranteed Rate, unless you withdraw the amount from the Contract. Amounts automatically reinvested into the Fixed Account may not be transferred until the next Contract Anniversary. See TRANSFERS AND REALLOCATIONS and ACCESS TO YOUR MONEY for more information. The Fixed Account will always be available for investment under your Contract.

Withdrawals, Surrenders, and Payments from the Fixed Account

Withdrawals from the Fixed Account Option will reduce the Fixed Account Option Value and the death benefit by the amount requested on a dollar-for-dollar basis.

Withdrawals and surrenders from the Fixed Account may be subject to surrender charges, taxes, and tax penalties. Any applicable surrender charge, taxes, and tax penalties will be deducted from the amount you receive from a withdrawal or surrender.

Surrenders, death benefit payments, and annuitization from the Fixed Account Option are subject to minimum amounts required by state law. We guarantee that if one of these events occurs, then the proceeds from the Fixed Account Option (the amount applied to annuity payments or paid for a surrender or death benefit) will be at least equal to the minimums required by state law.

Fixed Option Details, Additional Information [Text Block]		Information regarding the features of the Fixed Account Option, including (i) its name, (ii) its term length, and (iii) its minimum guaranteed interest rate, is available in an appendix to the Prospectus. See APPENDIX A — INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT.
Fixed Option Details, Interest Crediting [Line Items]
Fixed Option Details, Interest Crediting [Text Block]

The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual fixed rate (the “Guaranteed Rate”). Interest is credited daily to your investment in the Fixed Account as a percentage of the Fixed Account Option Value, which is the amount allocated to the Fixed Account Option, plus interest credited previously, less transfers and deductions for any withdrawals (which will include applicable surrender charges, taxes, and tax penalties). Information regarding the features of the Fixed Account Option, including (i) its name, (ii) its term length, and (iii) its minimum guaranteed interest rate, is available in an appendix to the Prospectus. See APPENDIX A — INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT. Interests in the Fixed Account Option are not registered under the Securities Act of 1933 (the “Securities Act”) and the Fixed Account Option is not registered as an “investment company” under the Investment Company Act of 1940. Disclosures in this Prospectus regarding the Fixed Account Option are subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosures.

Fixed Option Details, Term [Text Block]		The Fixed Account Option credits a fixed rate of interest daily that compounds over one year to the annual fixed rate (the “Guaranteed Rate”). Interest is credited daily to your investment in the Fixed Account as a percentage of the Fixed Account Option Value, which is the amount allocated to the Fixed Account Option, plus interest credited previously, less transfers and deductions for any withdrawals (which will include applicable surrender charges, taxes, and tax penalties).
Fixed Option Details, Minimum Guaranteed Interest Rate [Percent]		1.00%
Fixed Option Details, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		Withdrawals from the Fixed Account Option will reduce the Fixed Account Option Value and the death benefit by the amount requested on a dollar-for-dollar basis.
Fixed Option Details, Maturity Notice [Flag]		true
Fixed Option Details, Investor Reallocation [Text Block]		The Fixed Account Option Value may be transferred to the available ILOs every Contract Anniversary. ILO Value may transferred into the Fixed Account Option on Term End Dates, which will fall on Contract Anniversaries. We will send you a notice 30 days prior to a Contract Anniversary explaining the ILOs available to you for transfer or reallocation on the upcoming Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view renewal Guaranteed Rates and ILO crediting rates declared for the next Term.
Fixed Option Details, Default Reallocation [Text Block]		If you do not provide new allocation instructions to transfer any of your Fixed Account Option Value to one or more of the available ILOs, on the Contract Anniversary, such amount will automatically be reinvested into the Fixed Account Option for another year, subject to the renewal Guaranteed Rate, unless you withdraw the amount from the Contract. Amounts automatically reinvested into the Fixed Account may not be transferred until the next Contract Anniversary.
Fixed Option Details, Notification of Availability [Text Block]		We will send you a notice 30 days prior to a Contract Anniversary explaining the ILOs available to you for transfer or reallocation on the upcoming Contract Anniversary, reminding you to review any transfer instructions you may have previously submitted to us, and directing you to our website where you can view renewal Guaranteed Rates and ILO crediting rates declared for the next Term.
Fixed Option Details, Other Material Features [Text Block]

Surrenders, death benefit payments, and annuitization from the Fixed Account Option are subject to minimum amounts required by state law. We guarantee that if one of these events occurs, then the proceeds from the Fixed Account Option (the amount applied to annuity payments or paid for a surrender or death benefit) will be at least equal to the minimums required by state law.

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment [Table Text Block]

EFFECT OF WITHDRAWALS AND SURRENDERS

All withdrawals will reduce your Contract Value and death benefit. The reduction may be significant, and may be more than the amount of the withdrawal.

Withdrawals and Surrenders from the Fixed Account Withdrawals from the Fixed Account Option will reduce the Fixed Account Option Value by the amount requested on a dollar- for-dollar basis. Withdrawals and surrenders from the Fixed Account may be subject to surrender charges, taxes, and tax penalties. Any applicable surrender charge, taxes, and tax penalties will be deducted from the amount you receive from a withdrawal or surrender. Certain transactions are not subject to surrender charges. See FEES, CHARGES, AND ADJUSTMENTS for more information.

Withdrawals and Surrenders from the ILOs

Withdrawals (including RMDs, free withdrawal amounts, and pre-authorized withdrawals) from an ILO on the Contract

Anniversary corresponding with the Term End Date will reduce the Investment Base and death benefit by the dollar amount requested after the ILO Credit is applied. If you surrender the Contract Value in the ILOs on the Term End Date, you will receive the entire ILO Value. Any applicable surrender charge, taxes, and tax penalties will be deducted from the amount you receive from the withdrawal or surrender.

If you take a surrender (including Free Look surrenders) or withdrawal (including RMDs, free withdrawal amounts, and pre- authorized withdrawals) from an ILO during a Term, the withdrawal will trigger an Interim Value Calculation to your ILO Value. The Interim Value calculated could be less than your investment in the ILO even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. This means that there could be significantly less money available under your Contract for a surrender or withdrawal during the Term. Withdrawals or surrenders that are based on ILO Interim Value(s) could result in the loss of your principal investment and previously credited Contract earnings, and in extreme circumstances such losses could be as high as 100%. The maximum loss would only occur in extreme circumstances upon a withdrawal or surrender of your ILO Value during the Term. A withdrawal will reduce your Interim Value by the amount requested and will reduce your Investment Base in the ILO and the death benefit by the same proportion that the Interim Value is reduced by the withdrawal (an Interim Value Adjustment). Any applicable surrender charge, taxes, and tax penalties will be deducted from the amount you receive from a withdrawal or surrender. The resulting reduction in your Investment Base and death benefit may be more than the amount of the withdrawal and may be significant, and will reduce your Investment Base for the remainder of the Term. Amounts withdrawn or surrendered will not receive an ILO Credit.

A reduction in your Interim Value will cause your ILO Value for the remainder of the Term to be lower than if you did not take the withdrawal. Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the dollar amount of the ILO Credit is calculated as a percentage of the Investment Base, which will be reduced proportionately by the withdrawal. Neither the Protection Level nor the Crediting Strategy will be applied to the Interim Value. The Interim Value Calculation and Adjustment could result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy.

Please note that the Contract permits ongoing withdrawals and deductions from the ILOs prior to the Term End Date, such as systematic withdrawals, and/or required minimum distributions. These withdrawals and deductions may have an adverse effect on the values and benefits under your Contract. If you intend to take ongoing withdrawals , you should consult with a financial professional to discuss any potential adverse impact of such ongoing withdrawals and deductions and whether this Contract is appropriate for you.

You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to initiating a transaction, although your Interim Value(s) may change by the time the transaction is executed. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

Withdrawals Under the Performance Lock

While you may still exercise the Performance Lock feature after taking a withdrawal, because your Interim Value for the remainder of the Term will generally be lower than if you did not take a withdrawal, the Interim Value that you are able to lock-in with the Performance Lock feature will likely be lower than the Interim Value that would have been possible had you not taken the withdrawal. Withdrawals from the locked-in amount are not subject to an Interim Value Calculation and will not result in an Interim Value Adjustment to the Investment Base or death benefit, but are subject to applicable surrender charges, taxes, and tax penalties. Withdrawals will reduce the locked-in value by the amount requested. Any applicable surrender charge, taxes, and tax penalties will adjust the amount you receive from the withdrawal. See PERFORMANCE LOCK for more information.

Contract Adjustment, Maximum Potential Loss [Percent]		100.00%
Contract Adjustment, Applicable Transaction [Text Block]		If you take a surrender (including Free Look surrenders) or withdrawal (including RMDs, free withdrawal amounts, and pre- authorized withdrawals) from an ILO during a Term, the withdrawal will trigger an Interim Value Calculation to your ILO Value.
Contract Adjustment, Effect on Value and Benefits [Text Block]		A withdrawal will reduce your Interim Value by the amount requested and will reduce your Investment Base in the ILO and the death benefit by the same proportion that the Interim Value is reduced by the withdrawal (an Interim Value Adjustment).
Contract Adjustment, Negative Effect Could be Greater than Value Withdrawn [Text Block]		The resulting reduction in your Investment Base and death benefit may be more than the amount of the withdrawal and may be significant, and will reduce your Investment Base for the remainder of the Term.
Contract Adjustment, Impact of Adjustment on Interest Credited [Text Block]		The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy.
Contract Adjustment, Relationship to Other Charges [Text Block]		Any applicable surrender charge, taxes, and tax penalties will be deducted from the amount you receive from a withdrawal or surrender.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]

BENEFITS AVAILABLE UNDER THE CONTRACT

The following tables summarize information about the benefits available under the Contract.

Certain Contract features and benefits described in this Prospectus may vary or may not be available depending on the broker-dealer through which your Contract is sold. See APPENDIX C: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information.

Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restriction/Limitations
Standard Death Benefit	Provides a death benefit equal to (1) the Contract Value; or (2) the greater of (a) the Contract Value or (b) the Total Adjustment Purchase Payments.

●   Only available during the accumulation phase.

●   If the Contract Owner (or Annuitant) is over age 80 on the Contract Issue Date, the death benefit is equal to the Contract Value.

●   If all Contract Owners (or Annuitants) are age 80 or younger on the Contract Issue Date, the death benefit is equal to the greater of Contract Value or the Total Adjusted Purchase Payments.

●   Death Benefit Amount will be based on Interim Values if paid from the ILOs before a Term End Date.

●   Withdrawals will reduce the death benefit, perhaps significantly.

Preauthorized Withdrawals	Permits automatic withdrawals from the Contract on a monthly, quarterly, semi-annual, or annual basis

●   Only available during the accumulation phase.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals from the ILOs during a Term will trigger an Interim Value Adjustment.

●   Withdrawals may be subject to surrender charges, taxes, and tax penalties.

●   You should consult a financial professional if you intend to take preauthorized withdrawals from an ILO before the Term End Date.

Free Withdrawal Amount	Permits withdrawal of a portion of your aggregate Purchase Payments or Contract each year without incurring a surrender charge.

●   Only available during the accumulation phase.

●   During the surrender charge period, the annual free withdrawal amount is 10% of the aggregate Purchase Payments.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Free withdrawal amounts from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Free withdrawal amounts may be subject to taxes and tax penalties.

Nursing Home Waiver	Waives the surrender charge on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is confined to an accredited nursing home.

●   Only available during the accumulation phase.

●   Withdrawals and surrenders must be made after 90 calendar days from the Contract Issue Date.

●   Period of confinement must be at least 30 days.

●   Waiver applies for a maximum of 90 calendar days after the Contract Owner (or Annuitant) leaves the nursing home.

●   Nursing home must be “accredited” as defined by the benefit.

●   Nursing home confinement period must begin after the Contract Issue Date.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Withdrawals may be subject to taxes and tax penalties.

Terminal Illness Waiver	Waives the surrender charge on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is diagnosed with a Terminal Illness.

●   Only available during the accumulation phase.

●   Withdrawals and surrenders must be made after the 1st Contract Anniversary.

●   Contract Owner (or Annuitant) must be diagnosed by a terminal illness as defined by the benefit.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Withdrawals may be subject to taxes and tax penalties.

Performance Lock	Permits you to “lock-in” the Interim Value of an ILO before the Term End Date.

●   Only available during the accumulation phase.

●   May only be exercised after the 60th calendar day from the Term Start Date.

●   Exercise of the Performance Lock is irrevocable.

●   May be exercised only once for each ILO (or each segment in the ILO) during a Term.

●   The locked-in value will be the Interim Value of the ILO.

●   The entire value in an ILO (or segment) will be locked-in.

●   The locked-in amount will be credited with a fixed rate of interest until the next Contract Anniversary.

●   The locked-in amount may not be transferred or reallocated into an available 1-Year ILO Term or the Fixed Account Option until the next Contract Anniversary.

●   Locked-in amount will not receive an ILO Credit or the application of the Protection Level at the end of the Term.

●   Withdrawals will reduce the locked-in value by the amount requested.

●  You will be unable to determine the Interim Value to be locked-in prior to exercise of the request.

Benefits Available [Table Text Block]
Standard Benefits (No Additional Charge)
Name of Benefit	Purpose	Brief Description of Restriction/Limitations
Standard Death Benefit	Provides a death benefit equal to (1) the Contract Value; or (2) the greater of (a) the Contract Value or (b) the Total Adjustment Purchase Payments.

●   Only available during the accumulation phase.

●   If the Contract Owner (or Annuitant) is over age 80 on the Contract Issue Date, the death benefit is equal to the Contract Value.

●   If all Contract Owners (or Annuitants) are age 80 or younger on the Contract Issue Date, the death benefit is equal to the greater of Contract Value or the Total Adjusted Purchase Payments.

●   Death Benefit Amount will be based on Interim Values if paid from the ILOs before a Term End Date.

●   Withdrawals will reduce the death benefit, perhaps significantly.

Preauthorized Withdrawals	Permits automatic withdrawals from the Contract on a monthly, quarterly, semi-annual, or annual basis

●   Only available during the accumulation phase.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals from the ILOs during a Term will trigger an Interim Value Adjustment.

●   Withdrawals may be subject to surrender charges, taxes, and tax penalties.

●   You should consult a financial professional if you intend to take preauthorized withdrawals from an ILO before the Term End Date.

Free Withdrawal Amount	Permits withdrawal of a portion of your aggregate Purchase Payments or Contract each year without incurring a surrender charge.

●   Only available during the accumulation phase.

●   During the surrender charge period, the annual free withdrawal amount is 10% of the aggregate Purchase Payments.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Free withdrawal amounts from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Free withdrawal amounts may be subject to taxes and tax penalties.

Nursing Home Waiver	Waives the surrender charge on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is confined to an accredited nursing home.

●   Only available during the accumulation phase.

●   Withdrawals and surrenders must be made after 90 calendar days from the Contract Issue Date.

●   Period of confinement must be at least 30 days.

●   Waiver applies for a maximum of 90 calendar days after the Contract Owner (or Annuitant) leaves the nursing home.

●   Nursing home must be “accredited” as defined by the benefit.

●   Nursing home confinement period must begin after the Contract Issue Date.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Withdrawals may be subject to taxes and tax penalties.

Terminal Illness Waiver	Waives the surrender charge on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is diagnosed with a Terminal Illness.

●   Only available during the accumulation phase.

●   Withdrawals and surrenders must be made after the 1st Contract Anniversary.

●   Contract Owner (or Annuitant) must be diagnosed by a terminal illness as defined by the benefit.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Withdrawals may be subject to taxes and tax penalties.

Performance Lock	Permits you to “lock-in” the Interim Value of an ILO before the Term End Date.

●   Only available during the accumulation phase.

●   May only be exercised after the 60th calendar day from the Term Start Date.

●   Exercise of the Performance Lock is irrevocable.

●   May be exercised only once for each ILO (or each segment in the ILO) during a Term.

●   The locked-in value will be the Interim Value of the ILO.

●   The entire value in an ILO (or segment) will be locked-in.

●   The locked-in amount will be credited with a fixed rate of interest until the next Contract Anniversary.

●   The locked-in amount may not be transferred or reallocated into an available 1-Year ILO Term or the Fixed Account Option until the next Contract Anniversary.

●   Locked-in amount will not receive an ILO Credit or the application of the Protection Level at the end of the Term.

●   Withdrawals will reduce the locked-in value by the amount requested.

●  You will be unable to determine the Interim Value to be locked-in prior to exercise of the request.

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

APPENDIX A: INTEREST CREDITING OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of ILOs currently available under the Contract. We may change the features of the ILOs listed below (including the Index and the current limits on Index gains and losses), offer new ILOs, and terminate existing ILOs. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.pacificliferates.com. For additional information about the features of the ILOs, please see INVESTING IN THE CONTRACT.

Certain ILOs may vary or may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX C: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information.

Note: If amounts are removed from an ILO before the end of a Term, we will apply a Contract adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the ILO until the end of the Term. Please see FEES, CHARGES, AND ADJUSTMENTS.

Index(1)	Type of Index	Term(2)	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)
S&P® 500	Market index	1 Year	Cap Rate with Participation Rate	10% Buffer	5% Cap Rate 100% Participation Rate
S&P® 500	Market index	1 Year	Cap Rate with Participation Rate	15% Buffer	4.5% Cap Rate 100% Participation Rate
S&P® 500	Market index	1 Year	Cap Rate with Participation Rate	10% Dual Direction Buffer	5% Cap Rate 100% Participation Rate
S&P® 500	Market index	1 Year	Cap Rate with Participation Rate	15% Dual Direction Buffer	4.5% Cap Rate 100% Participation Rate
S&P® 500	Market index	1 Year	Performance Triggered Rate	10% Buffer	5% Performance Triggered Rate
S&P® 500	Market index	1 Year	Performance Triggered Rate	15% Buffer	4.5% Performance Triggered Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Buffer	30% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Buffer	27% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Buffer	24% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Dual Direction Buffer	30% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Dual Direction Buffer	27% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Dual Direction Buffer	24% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Tiered Participation Rate with Cap Rate	10% Buffer	100% for Tier One; 100% for Tier Two 30% Cap Rate
MSCI EAFE®	Market index	1 Year	Cap Rate with Participation Rate	10% Buffer	5% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	1 Year	Cap Rate with Participation Rate	15% Buffer	4.5% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	1 Year	Cap Rate with Participation Rate	10% Dual Direction Buffer	5% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	1 Year	Cap Rate with Participation Rate	15% Dual Direction Buffer	4.5% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	1 Year	Performance Triggered Rate	10% Buffer	5% Performance Triggered Rate
MSCI EAFE®	Market index	1 Year	Performance Triggered Rate	15% Buffer	4.5% Performance Triggered Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Buffer	30% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Buffer	27% Cap Rate 100% Participation Rate

Index(1)	Type of Index	Term(2)	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Buffer	24% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Dual Direction Buffer	30% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Dual Direction Buffer	27% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Dual Direction Buffer	24% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Tiered Participation Rate with Cap Rate	10% Buffer	100% for Tier One; 100% for Tier Two 30% Cap Rate
Russell 2000®	Market index	1 Year	Cap Rate with Participation Rate	10% Buffer	5% Cap Rate 100% Participation Rate
Russell 2000®	Market index	1 Year	Cap Rate with Participation Rate	15% Buffer	4.5% Cap Rate 100% Participation Rate
Russell 2000®	Market index	1 Year	Cap Rate with Participation Rate	10% Dual Direction Buffer	5% Cap Rate 100% Participation Rate
Russell 2000®	Market index	1 Year	Cap Rate with Participation Rate	15% Dual Direction Buffer	4.5% Cap Rate 100% Participation Rate
Russell 2000®	Market index	1 Year	Performance Triggered Rate	10% Buffer	5% Performance Triggered Rate
Russell 2000®	Market index	1 Year	Performance Triggered Rate	15% Buffer	4.5% Performance Triggered Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Buffer	30% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Buffer	27% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Buffer	24% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Dual Direction Buffer	30% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Dual Direction Buffer	27% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Dual Direction Buffer	24% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Tiered Participation Rate with Cap Rate	10% Buffer	100% for Tier One; 100% for Tier Two 30% Cap Rate
Nasdaq-100	Market index	1 Year	Cap Rate with Participation Rate	10% Buffer	5% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	1 Year	Cap Rate with Participation Rate	15% Buffer	4.5% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	1 Year	Cap Rate with Participation Rate	10% Dual Direction Buffer	5% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	1 Year	Cap Rate with Participation Rate	15% Dual Direction Buffer	4.5% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	1 Year	Performance Triggered Rate	10% Buffer	5% Performance Triggered Rate
Nasdaq-100	Market index	1 Year	Performance Triggered Rate	15% Buffer	4.5% Performance Triggered Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Buffer	30% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Buffer	27% Cap Rate 100% Participation Rate

Index(1)	Type of Index	Term(2)	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Buffer	24% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Dual Direction Buffer	30% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Dual Direction Buffer	27% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Dual Direction Buffer	24% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Tiered Participation Rate with Cap Rate	10% Buffer	100% for Tier One; 100% for Tier Two 30% Cap Rate
Combined S&P 500®, Russell 2000®, MSCI EAFE®	Market indexes	6 Years(2)	Performance Mix with Participation Rate and Cap Rate	10% Buffer	100% Participation Rate 30% Cap Rate

(1)	Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
(2)	Investment in 6-year ILOs is only permitted at Contract issue.

If an investor executes a Performance Lock, the investor will not earn Index interest but the Company will credit a fixed rate of interest until the end of the Term, equal to the ILO Budget Rate, subject to a 0% minimum guarantee.

The 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law.

Any 1-Year ILO with a 10% Buffer Rate provides a minimum Cap Rate or minimum Performance Triggered Rate of 5.00%. Any 1-Year ILO with a 15% Buffer Rate provides a minimum Cap Rate or minimum Performance Triggered Rate of 4.50%. Any 6-Year ILO with a 10% Buffer Rate provides a minimum Cap Rate of 30.00%. Any 6-Year ILO with a 15% Buffer Rate provides a minimum Cap Rate of 27.00%. Any 6-Year ILO with a 20% Buffer Rate provides a minimum Cap Rate of 24.00%. The minimum Participation Rate for any ILO is 100%.

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, or offer new fixed options. We will provide you with written notice before doing so. See INVESTING IN THE CONTRACT — FIXED ACCOUNT OPTION for more information.

Note: Amounts withdrawn or surrendered from the Fixed Account Option may be subject to surrender charges, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for more information.

Name	Term	Minimum Guaranteed Rate
Fixed Account Option	1-year	1.0%

Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]

The following is a list of ILOs currently available under the Contract. We may change the features of the ILOs listed below (including the Index and the current limits on Index gains and losses), offer new ILOs, and terminate existing ILOs. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at www.pacificliferates.com. For additional information about the features of the ILOs, please see INVESTING IN THE CONTRACT.

Certain ILOs may vary or may not be available depending on the broker-dealer through which the Contract is sold. See APPENDIX C: FINANCIAL INTERMEDIARY VARIATIONS in this Prospectus for more information.

Note: If amounts are removed from an ILO before the end of a Term, we will apply a Contract adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the ILO until the end of the Term. Please see FEES, CHARGES, AND ADJUSTMENTS.

Index-Linked Options Available [Table Text Block]
Index(1)	Type of Index	Term(2)	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)
S&P® 500	Market index	1 Year	Cap Rate with Participation Rate	10% Buffer	5% Cap Rate 100% Participation Rate
S&P® 500	Market index	1 Year	Cap Rate with Participation Rate	15% Buffer	4.5% Cap Rate 100% Participation Rate
S&P® 500	Market index	1 Year	Cap Rate with Participation Rate	10% Dual Direction Buffer	5% Cap Rate 100% Participation Rate
S&P® 500	Market index	1 Year	Cap Rate with Participation Rate	15% Dual Direction Buffer	4.5% Cap Rate 100% Participation Rate
S&P® 500	Market index	1 Year	Performance Triggered Rate	10% Buffer	5% Performance Triggered Rate
S&P® 500	Market index	1 Year	Performance Triggered Rate	15% Buffer	4.5% Performance Triggered Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Buffer	30% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Buffer	27% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Buffer	24% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Dual Direction Buffer	30% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Dual Direction Buffer	27% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Dual Direction Buffer	24% Cap Rate 100% Participation Rate
S&P® 500	Market index	6 Years(2)	Tiered Participation Rate with Cap Rate	10% Buffer	100% for Tier One; 100% for Tier Two 30% Cap Rate
MSCI EAFE®	Market index	1 Year	Cap Rate with Participation Rate	10% Buffer	5% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	1 Year	Cap Rate with Participation Rate	15% Buffer	4.5% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	1 Year	Cap Rate with Participation Rate	10% Dual Direction Buffer	5% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	1 Year	Cap Rate with Participation Rate	15% Dual Direction Buffer	4.5% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	1 Year	Performance Triggered Rate	10% Buffer	5% Performance Triggered Rate
MSCI EAFE®	Market index	1 Year	Performance Triggered Rate	15% Buffer	4.5% Performance Triggered Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Buffer	30% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Buffer	27% Cap Rate 100% Participation Rate
Index(1)	Type of Index	Term(2)	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Buffer	24% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Dual Direction Buffer	30% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Dual Direction Buffer	27% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Dual Direction Buffer	24% Cap Rate 100% Participation Rate
MSCI EAFE®	Market index	6 Years(2)	Tiered Participation Rate with Cap Rate	10% Buffer	100% for Tier One; 100% for Tier Two 30% Cap Rate
Russell 2000®	Market index	1 Year	Cap Rate with Participation Rate	10% Buffer	5% Cap Rate 100% Participation Rate
Russell 2000®	Market index	1 Year	Cap Rate with Participation Rate	15% Buffer	4.5% Cap Rate 100% Participation Rate
Russell 2000®	Market index	1 Year	Cap Rate with Participation Rate	10% Dual Direction Buffer	5% Cap Rate 100% Participation Rate
Russell 2000®	Market index	1 Year	Cap Rate with Participation Rate	15% Dual Direction Buffer	4.5% Cap Rate 100% Participation Rate
Russell 2000®	Market index	1 Year	Performance Triggered Rate	10% Buffer	5% Performance Triggered Rate
Russell 2000®	Market index	1 Year	Performance Triggered Rate	15% Buffer	4.5% Performance Triggered Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Buffer	30% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Buffer	27% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Buffer	24% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Dual Direction Buffer	30% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Dual Direction Buffer	27% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Dual Direction Buffer	24% Cap Rate 100% Participation Rate
Russell 2000®	Market index	6 Years(2)	Tiered Participation Rate with Cap Rate	10% Buffer	100% for Tier One; 100% for Tier Two 30% Cap Rate
Nasdaq-100	Market index	1 Year	Cap Rate with Participation Rate	10% Buffer	5% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	1 Year	Cap Rate with Participation Rate	15% Buffer	4.5% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	1 Year	Cap Rate with Participation Rate	10% Dual Direction Buffer	5% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	1 Year	Cap Rate with Participation Rate	15% Dual Direction Buffer	4.5% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	1 Year	Performance Triggered Rate	10% Buffer	5% Performance Triggered Rate
Nasdaq-100	Market index	1 Year	Performance Triggered Rate	15% Buffer	4.5% Performance Triggered Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Buffer	30% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Buffer	27% Cap Rate 100% Participation Rate
Index(1)	Type of Index	Term(2)	Crediting Strategy	Current Limit on Index Loss (if held until the end of the Term)	Minimum Limit on Index Gain (for life of the ILO)
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Buffer	24% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	10% Dual Direction Buffer	30% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	15% Dual Direction Buffer	27% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Cap Rate with Participation Rate	20% Dual Direction Buffer	24% Cap Rate 100% Participation Rate
Nasdaq-100	Market index	6 Years(2)	Tiered Participation Rate with Cap Rate	10% Buffer	100% for Tier One; 100% for Tier Two 30% Cap Rate
Combined S&P 500®, Russell 2000®, MSCI EAFE®	Market indexes	6 Years(2)	Performance Mix with Participation Rate and Cap Rate	10% Buffer	100% Participation Rate 30% Cap Rate
(1)	Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
(2)	Investment in 6-year ILOs is only permitted at Contract issue.

Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]

The following lists the Fixed Account Option currently available under the Contract. We may change the features of the Fixed Account Option listed below, or offer new fixed options. We will provide you with written notice before doing so. See INVESTING IN THE CONTRACT — FIXED ACCOUNT OPTION for more information.

Note: Amounts withdrawn or surrendered from the Fixed Account Option may be subject to surrender charges, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for more information.

Fixed Options Available [Table Text Block]
Name	Term	Minimum Guaranteed Rate
Fixed Account Option	1-year	1.0%

Fixed Option Available, Name		Fixed Account Option
Fixed Option Available, Term		1 year
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]		1.00%
Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Standard Death Benefit
Purpose of Benefit [Text Block]		Provides a death benefit equal to (1) the Contract Value; or (2) the greater of (a) the Contract Value or (b) the Total Adjustment Purchase Payments.
Brief Restrictions / Limitations [Text Block]

●   Only available during the accumulation phase.

●   If the Contract Owner (or Annuitant) is over age 80 on the Contract Issue Date, the death benefit is equal to the Contract Value.

●   If all Contract Owners (or Annuitants) are age 80 or younger on the Contract Issue Date, the death benefit is equal to the greater of Contract Value or the Total Adjusted Purchase Payments.

●   Death Benefit Amount will be based on Interim Values if paid from the ILOs before a Term End Date.

●   Withdrawals will reduce the death benefit, perhaps significantly.

Name of Benefit [Text Block]		Standard Death Benefit
Free Withdrawal Amount [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Free Withdrawal Amount
Purpose of Benefit [Text Block]		Permits withdrawal of a portion of your aggregate Purchase Payments or Contract each year without incurring a surrender charge.
Brief Restrictions / Limitations [Text Block]

●   Only available during the accumulation phase.

●   During the surrender charge period, the annual free withdrawal amount is 10% of the aggregate Purchase Payments.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Free withdrawal amounts from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Free withdrawal amounts may be subject to taxes and tax penalties.

Name of Benefit [Text Block]		Free Withdrawal Amount
Nursing Home Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Nursing Home Waiver
Purpose of Benefit [Text Block]		Waives the surrender charge on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is confined to an accredited nursing home.
Brief Restrictions / Limitations [Text Block]

●   Only available during the accumulation phase.

●   Withdrawals and surrenders must be made after 90 calendar days from the Contract Issue Date.

●   Period of confinement must be at least 30 days.

●   Waiver applies for a maximum of 90 calendar days after the Contract Owner (or Annuitant) leaves the nursing home.

●   Nursing home must be “accredited” as defined by the benefit.

●   Nursing home confinement period must begin after the Contract Issue Date.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Withdrawals may be subject to taxes and tax penalties.

Name of Benefit [Text Block]		Nursing Home Waiver
Performance Lock [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Performance Lock
Purpose of Benefit [Text Block]		Permits you to “lock-in” the Interim Value of an ILO before the Term End Date.
Brief Restrictions / Limitations [Text Block]

●   Only available during the accumulation phase.

●   May only be exercised after the 60th calendar day from the Term Start Date.

●   Exercise of the Performance Lock is irrevocable.

●   May be exercised only once for each ILO (or each segment in the ILO) during a Term.

●   The locked-in value will be the Interim Value of the ILO.

●   The entire value in an ILO (or segment) will be locked-in.

●   The locked-in amount will be credited with a fixed rate of interest until the next Contract Anniversary.

●   The locked-in amount may not be transferred or reallocated into an available 1-Year ILO Term or the Fixed Account Option until the next Contract Anniversary.

●   Locked-in amount will not receive an ILO Credit or the application of the Protection Level at the end of the Term.

●   Withdrawals will reduce the locked-in value by the amount requested.

●  You will be unable to determine the Interim Value to be locked-in prior to exercise of the request.

Name of Benefit [Text Block]		Performance Lock
Preauthorized Withdrawals [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Preauthorized Withdrawals
Purpose of Benefit [Text Block]		Permits automatic withdrawals from the Contract on a monthly, quarterly, semi-annual, or annual basis
Brief Restrictions / Limitations [Text Block]

●   Only available during the accumulation phase.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals from the ILOs during a Term will trigger an Interim Value Adjustment.

●   Withdrawals may be subject to surrender charges, taxes, and tax penalties.

●   You should consult a financial professional if you intend to take preauthorized withdrawals from an ILO before the Term End Date.

Name of Benefit [Text Block]		Preauthorized Withdrawals
Terminal Illness Waiver [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]		Terminal Illness Waiver
Purpose of Benefit [Text Block]		Waives the surrender charge on withdrawals and surrenders in the event the Contract Owner (or Annuitant) is diagnosed with a Terminal Illness.
Brief Restrictions / Limitations [Text Block]

●   Only available during the accumulation phase.

●   Withdrawals and surrenders must be made after the 1st Contract Anniversary.

●   Contract Owner (or Annuitant) must be diagnosed by a terminal illness as defined by the benefit.

●   Withdrawals will reduce the Contract Value and the death benefit, perhaps significantly.

●   Withdrawals and surrenders from the ILOs during a Term will trigger an Interim Value Calculation and Adjustment.

●   Withdrawals may be subject to taxes and tax penalties.

Name of Benefit [Text Block]		Terminal Illness Waiver
Interim Value Calculation And Adjustment [Member]
Item 2. Overview of the Contract [Line Items]
Overview, Investor Could Lose Money Due to Contract Adjustments if Amounts are Removed [Text Block]		The Interim Value Calculation and Adjustment could result in significant losses if amounts are removed from the ILOs before the end of a Term.
Overview, Transactions Subject to Contract Adjustments [Text Block]

Interim Value Calculation and Adjustment

On any Business Day during the Term after the Term Start Date and before Term End Date, your ILO Value is equal to the Interim Value. Each ILO will have a separate Interim Value. The Interim Value is the amount in the ILO(s) that is available for surrenders (including Free Look surrenders), withdrawals (including Required Minimum Distributions (“RMDs”), free withdrawal amounts, and pre-authorized withdrawals), annuitization, and death benefit payments that occur between the beginning of the Term (the “Term Start Date”) and the end of the Term (the “Term End Date”). The Interim Value is also the amount available for exercise of the Performance Lock feature. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value Calculation to your ILO Value and a proportional reduction to your principal investment in the ILO (the “Investment Base”) and death benefit (the “Interim Value Adjustment”).

The Interim Value Calculation and Adjustment could result in significant losses if amounts are removed from the ILOs before the end of a Term. You will not receive an Index-Linked Option Credit or the protection of the Buffer or Dual Direction Buffer to mitigate any loss. See FEES, CHARGES, AND ADJUSTMENTS and ACCESS TO YOUR MONEY and for more information about the Interim Value Calculation and Adjustment. If you intend to take ongoing withdrawals or elect features with ongoing deductions, you should consult with a financial professional to discuss any adverse impact of such ongoing withdrawals and deductions and whether this Contract is appropriate for you.

Item 3. Key Information [Line Items]
Key Information, Maximum Loss Resulting from Negative Adjustment [Percent]		100.00%
Key Information, Example of Maximum Loss Resulting from Negative Adjustment [Text Block]		For example, if you invest $100,000 in the ILOs available under the Contract, and surrender the entire ILO Value before the end of the Term, you could lose up to $100,000 of your investment.
Key Information, Example of Maximum Loss on One Hundred Thousand Dollars Resulting from Negative Adjustment		$ 100,000
Key Information, Transactions Subject to Contract Adjustment [Text Block]		This loss will be greater if the amount withdrawn is also subject to surrender charges, taxes or tax penalties.
Item 4. Fee Table [Line Items]
Contract Adjustment, Maximum Potential Loss Over Value at Start of Crediting Period [Percent]	[2]	100.00%
Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is There a Risk of Loss from Poor Performance?

Yes. You can lose money by investing in the Contract, including loss of principal investment and any previously-credited earnings in the Contract.

•    If you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 80 to 90% of your investment in the ILO for that Term. Cumulative loss over the life of the Contract could be much greater.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT • The 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO, in addition to the Fixed Account Option, will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with Dual Direction Buffer. • In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

RISK OF LOSS

This Contract is unsuitable as a short-term savings vehicle. You can lose money by investing in this Contract, including loss of a substantial portion or all of your principal investment and any previously-credited earnings in the Contract despite the Protection Levels. Additionally, positive interest credited to your ILO Value will be limited to the extent the Index Return exceeds the Cap or Performance Triggered Rate, as applicable. Each Interest Crediting Option, including the Fixed Account Option, has its own unique risks. You should review and understand the Interest Crediting Options before making an investment decision.

You may experience significant negative returns under the Contract due to the poor investment performance of the ILOs you select (even with downside protection offered by the Protection Levels), the timing of any transactions you request, such as withdrawals and transfers, and any fees and adjustments associated with those transactions. The Contract is not a deposit or obligation of or guaranteed or endorsed by any bank. It is not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency.

The Protection Level of each ILO may limit the amount of negative Index Return used in calculating the interest credited to your ILO Value at the end of each Term. You can still incur losses even with the application of a Protection Level. There are two types of Protection Levels that we use to limit negative Index Returns: Buffer Rates and Dual Direction Buffer Rates. If you invest in an ILO with a Buffer (including the Dual Direction Buffer), depending on the Buffer or Dual Direction Buffer Rate of the ILO(s) in which you invest, your potential losses at the end of a Term due to negative Index performance are currently limited to a maximum of 80 to 90% of your investment in the ILO. Cumulative loss over the life of the Contract could be much greater.

The 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO, and the Fixed Account Option, will always be available under your Contract. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law.

If you take a surrender or withdraw money from an ILO during a Term (including full surrenders, Free Look surrenders, RMDs, free withdrawal amounts, and pre-authorized withdrawals), a death benefit is paid, or you annuitize the Contract before the Term End Date, the ILO Value available for the transaction will be your Interim Value. The Protection Levels do not protect your ILO Value from loss before the end of a Term. The Interim Value calculated may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. The Protection Levels also do not limit losses from surrender charges, and taxes, which could result in greater loss of principal or previously credited earnings in the Contract even if investment performance has been positive. Any potential for gain should be carefully weighed against the risk of loss.

Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Is this a Short- Term Investment?

No. The Contract is not a short-term investment, and is not appropriate for you if you need ready access to cash. The Contract’s tax deferral and long-term income features are generally more beneficial to investors with a long-term investment horizon.

•    Withdrawals and surrenders from the Contract may be subject to surrender charges, taxes, and tax penalties. Amounts withdrawn or surrendered from the ILOs before the end of a Term may also result in a negative Interim Value Calculation and Adjustment to your ILO Value, and the loss of positive Index performance.

•    Withdrawals will reduce the death benefit and your Contract Value, perhaps significantly. Transactions that are based on Interim Value will reduce the Interim Value of your investment in the ILOs by the amount of the withdrawal. Additionally, the transaction will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit. The proportionate reduction in the Investment Base and death benefit may be greater than the dollar amount of the withdrawal. Such reduction will reduce your Investment Base for the remainder of the Term, and may significantly reduce any amount credited at the end of the Term.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

TRANSFERS AND REALLOCATIONS

FEES, CHARGES, AND ADJUSTMENTS

 •    At the end of each Term, on the Term End Date (which will fall on a Contract Anniversary), your Contract Value will be transferred or reallocated among the available Interest Crediting Options for a new Term, according to your transfer instructions

•    If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your Contract Value according to the following procedures. Amounts that we automatically reallocate or transfer among the ILOs in the absence of transfer instructions cannot be transferred until the next Term End Date or Contract Anniversary if the amount is invested in the Fixed Account. Any Contract Value in an expiring 1-year ILO will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment.

•    If that ILO is not available for investment for a Subsequent Term, the Contract Value in that ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate.

•    Any Contract Value in an expiring 6-year ILO will automatically be transferred to the corresponding 1-year ILO (i.e., a 1-year ILO with the same reference Index, type of Crediting Strategy and Protection Level, and Protection Level rate), subject to the renewal Crediting Strategy Rates declared for that ILO. If the corresponding 1-year ILO is not available for investment, the Contract Value in the expiring 6-year ILO will automatically be transferred to the Fixed Account Option, subject to the renewal Guaranteed Rate.

Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Associated with the Investment Options?An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the ILOs available under the Contract that you select. Each investment option, referred to as an “Interest Crediting Option” (including the Fixed Account Option) in this Prospectus, will have its own unique risks. You should review and understand the available Interest Crediting Options before making investment decisions.PRINCIPAL RISKS OF INVESTING IN THE CONTRACT The applicable Crediting Strategy of each ILO (i.e., the Cap Rate with a Participation Rate (including Cap Rate with Dual Direction Buffer), Performance Mix with Participation Rate and Cap Rate, Tiered Participation Rate with Cap Rate, or Performance Triggered Rate) will limit positive Index Returns (e.g., limited upside). This may result in you earning less than the Index Return. For example:INVESTING IN THE CONTRACT • Cap Rate with a Participation Rate. If the Cap Rate of the ILO is 15%, the Participation Rate is 100% and the Index Return is 20%, we will credit your ILO Value with 15% (the Cap Rate). • Performance Mix with Participation Rate and Cap Rate. If the Participation Rate of the ILO is 100% the Cap Rate is 80%, and the combined Index Return is 75%, we will credit your ILO Value with 75% (0.75 x 100%), which is below the Cap Rate of 80%. If the Participation Rate is 100%, the Cap Rate is 80%, and the combined Index Return is 85%, we will credit your ILO Value with 80% (0.85 x 100% = 85%, which is reduced to the Cap Rate of 80%. • Tiered Participation Rate with Cap Rate. If the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25% with a Cap Rate of 80%; and the Index Return is 60%, we will credit your ILO Value with 68.75% ((1.00 x 25%) + ((60 – 25) x 1.25)) = 68.75% which is below the Cap Rate of 80%. If the Index Return is 75%, we will credit your ILO Value with 80%. ((1.00 x 25%) + ((75 – 25) x 1.25)) = 87.50% which is reduced to the Cap Rate of 80%. • Performance Triggered Rate. If the Performance Triggered Rate of the ILO is 15%, and the Index Return is 0%, 5%, or 25%, in each circumstance, we will credit your ILO Value with 15% (the Performance Triggered Rate). The applicable Protection Level of each ILO (i.e., the Buffer Rate, or Dual- Direction Buffer Rate) will limit negative Index Returns (e.g., limited protection in the case of market decline). This may provide you with limited protection in the case of market decline. For example: • Buffer Rate. If the Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate).

•     Dual-Direction Buffer Rate. If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -15%, we will credit your ILO Value with 15% (the absolute value of the negative Index Return up to the Dual Direction Buffer Rate). The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy, and the positive interest credited by the Dual Direction Buffer may exceed the Cap Rate.

If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Dual Direction Buffer Rate).

Each Index underlying the ILOs is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies.

Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	What Are the Risks Related to the Insurance Company?Investment in the Contract is subject to the risks related to PL&A. Any obligations (including under the Fixed Account Option and the ILOs), guarantees, or benefits of the Contract are subject to our claims- paying ability and financial strength. Information about PL&A, including its applicable financial strength ratings, is available upon request by contacting our Service Center.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

PACIFIC LIFE & ANNUITY COMPANY AND THE GENERAL ACCOUNT

AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS

We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals. We reserve the right to stop offering any of the ILOs to new and existing Contracts, and to close any of the ILOs to new transfers at the end of a Term. We may change the Crediting Strategy rates and Protection Level rates subject to the stated Minimum Limit on Index Gain or maximum rates. There is no guarantee that a particular ILO will be available during the entire time that you own your Contract. If we decide to discontinue offering any ILOs or Indexes, we will amend this Prospectus. An ILO that is currently available may not be available for transfers from other Interest Crediting Options or reallocations of Contract Value into the same ILO for a new Term, or may be closed to new Contract issues. If you reallocate into the same ILO for a consecutive Term, the ILO’s underlying Index or features may have changed, or the ILO may no longer be available for investment. If your desired ILO is not available for investment, and you do not provide timely transfer instructions to us, you could be automatically reallocated into a default ILO, or the Fixed Account, which may not be acceptable to you. The 1-year S&P 500® with Cap and 10% Buffer ILO, in addition to the Fixed Account Option, will always be available under your Contract. The Cap Rate for this ILO is subject to a Minimum Limit on Index Gain of 5% and the Minimum Participation Rate of 100% for the life of this Contract.

We reserve the right to stop offering all but one ILO (the 1-year S&P 500® with Cap Rate, Participation Rate and 10% Buffer ILO) in addition to the Fixed Account Option. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with Dual Direction Buffer. If we stop offering all but one ILO (the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO), you will be limited to investing in only one ILO and the Fixed Account Option. The terms and features of that ILO may not meet your investment objectives or be suitable for your financial goals, and this Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer. In the future, any ILOs we offer (in addition to the 1-year S&P 500® with Cap Rate with Participation Rate and 10% Buffer ILO) will always have some level of downside protection, but we do not guarantee a minimum level, unless required by applicable law. If you are not satisfied with the available ILOs, you may choose to surrender your Contract, but you may be subject to surrender charges, taxes, and tax penalties, and the calculation of the surrender amount based on Interim Value if the surrender is made before the end of a Term. If you purchase another retirement vehicle, it may have different features, fees, and risks than the Contract. Discuss with your financial professional whether the Contract is appropriate for you given our right to make such changes to the allowable ILOs.

If we add or remove an Index (as opposed to replacing an Index with another Index), the changes will not be effective for your Contract until the start of the next Term. We may remove or replace an Index if it is discontinued, if the calculation of the Index is substantially changed by the Index provider, if Index values become unavailable for any reason, if hedging instruments become difficult to acquire or the cost of hedging becomes excessive, or if its investment objectives, strategies, or risks substantially change. The new Index may not be desirable to you. If we substitute an Index, we will select a new Index that we determine in our judgment is comparable to the original Index, however, the performance of the new Index may differ from the original Index. The Index Return for the new Index will be utilized when determining the ILO Credit on the Term End Date even if the Index is substituted near the end of the Term. This may negatively affect the interest that you earn during that Term. You may receive a greater loss or lower gain than if we continued to use the original Index for the entire Term. We may replace an Index at any time during a Term. If we replace an Index during a Term, the ILO Crediting Strategy and Protection Level will not change. We will notify you in writing prior to replacing an Index. You will have no right to reject the replacement of an Index, and you will not be permitted to transfer ILO Value until the end of a Term even if we replace the Index during the Term. If we substitute an Index and you do not wish to remain invested in the relevant ILO for the remainder of the Term, your only options will be to withdraw the ILO Value or surrender the Contract, or exercise the Performance Lock feature and transfer your ILO Value on the next Contract Anniversary. All of these options will trigger an Interim Value Calculation, and taking a withdrawal or surrender may cause you to incur surrender charges, taxes, and tax penalties.

CREDITING STRATEGY & PROTECTION LEVEL RISK [Member]
Contract Changes Risk [Line Items]
Index-Linked Option Changes Features Risk [Text Block]

CREDITING STRATEGY & PROTECTION LEVEL RISK

Each ILO has an applicable Crediting Strategy and Protection Level that determines the positive, negative, or zero interest rate applied to your ILO Investment Base at the end of each Term (the “Adjusted Index Return”). The Crediting Strategy and Protection Level only apply on the Term End Date.

Crediting Strategy Risk

If you invest in the ILOs, positive Index Returns may be limited based on the applicable Crediting Strategy of each ILO. The Crediting Strategies may therefore limit any positive ILO Credit that may be applied to your Investment Base for a given Term. Because of the application of the Crediting Strategy, the Adjusted Index Return for a Term may be less than the positive Index Return.

The Crediting Strategies benefit us because they limit the amount of positive interest that we may be obligated to credit for any Term. We set the Crediting Strategy rates each Term at our discretion, however, they will never be less than the Minimum Limits on Index Gain set forth in this Prospectus. You bear the risk that we will not set the Crediting Strategy rates higher than these minimums.

Initial and renewal Crediting Strategy rates may vary depending on the Index, market conditions, Crediting Strategy type, Protection Level, or Term length.

Cap Rates and Performance Triggered Rates; Positive interest credited to your ILO Value will be limited to the extent the Index Return exceeds the Cap or Performance Triggered Rate. If you allocate Contract Value to an ILO with a Cap Rate (including the Cap Rate with Dual Direction Buffer, the Tiered Participation Rate with Cap Rate, and Performance Mix) or a Performance Triggered Rate, the highest possible Adjusted Index Return that you may earn for a given Term is the Cap Rate or the Performance Triggered Rate. The Performance Triggered Rate credits a fixed rate of interest to your ILO Investment Base on the Term End Date if the Index Return is greater than or equal to zero, and the Cap Rate is the maximum amount of positive interest that may be credited to your Investment Base on the Term End Date. As a result, you will only be credited with a maximum amount of interest even if the positive Index Return is much greater than that rate. Additionally, Cap Rates for ILOs with 6-year Terms apply on a Point to Point basis. This means that the Cap Rate is applied to the Index Return for the entire Term, not on an annual basis.

Participation Rates and Tiered Participation Rates. If you allocate Contract Value to an ILO with a 6-year Term, the Participation Rate and Tiered Participation Rate apply on a Point to Point basis. This means that the Participation Rate or Tiered Participation Rate is applied to the Index Return for the entire Term, not on an annual basis. A Cap Rate will also apply to the Cap Rate with a Participation Rate, Performance Mix and Tiered Participation Rate with Cap Rate Crediting Strategies.

Protection Level Risk

Negative Index Returns may be limited by the applicable Protection Level for each ILO. Protection Levels provide only limited protection against negative Index performance. You may lose money. When you invest Contract Value in the ILOs, you bear the risk that negative Index performance may cause the Adjusted Index Return to be negative even after the application of the Protection Level. This would result in a negative ILO Credit and reduce your Investment Base by the amount of the ILO Credit. Additionally, the Protection Level provides downside protection only on the Term End Date, so your exposure to negative Index performance during a Term is greatest before the Term End Date.

There are two types of Protection Levels that we use to limit negative Index Returns: Buffer Rates a n d Dual Direction Buffer Rates. In the future, we may not offer ILOs with any other Protection Level other than a 10% Buffer. We do not guarantee a minimum Dual Direction Buffer Rate, and we do not guarantee that we will always offer ILOs with a Dual Direction Buffer. This Contract may not be appropriate for you if you intend to invest solely in ILOs with a Dual Direction Buffer.

Protection Levels for ILOs with 6-year Terms apply on a Point to Point basis. This means that the Buffer or Dual Direction Buffer is applied to the Index Return for the entire Term, and not on an annual basis. For each ILO, the Protection Level (e.g. Buffer or Dual Direction Buffer) is set at Contract issue and will never change in future Contract years for the life of the Contract.

We set Protection Level rates for each ILO at our discretion. Protection Level rates declared for future ILOs under this Contact may vary depending on the Index, market conditions, Crediting Strategy, and rates, the type of Protection Level, and the Term length. Assuming the same Index and Term length, an ILO that provides more protection from Index losses will generally tend to have less potential for Index gains; conversely, an ILO that provides less protection from Index losses will generally tend to have more potential for Index gains.

Dual Direction Buffer Rates and Buffer Rates. The risk of loss may be significant with a Buffer ILO (including the Dual Direction Buffer) during times of steep market decline. For example, if the Index Return is -40%, and the Buffer Rate or Dual Direction Buffer Rate is 10%, your Adjusted Index Return will be -30% (the amount that the negative Index Return exceeds the Buffer or Dual Direction Buffer Rate).

Dual Direction Buffer. Because the absolute value of any negative Index Return up to and including the Dual Direction Buffer Rate will be credited to your Investment Base as positive interest, a negative Index Return on the Term End Date that is slightly below or slightly above the Dual Direction Buffer Rate can result in very different ILO Credits. You will receive positive interest if the negative Index Return does not exceed the Dual Direction Buffer Rate, and you will receive negative interest if the negative Index Return exceeds the Dual Direction Buffer Rate on the Term End Date. Any negative Index Return in excess of the Dual Direction Buffer Rate will result in negative interest being credited to your Investment Base in the amount that the negative Index Return exceeds the Dual Direction Buffer Rate.

For example, if the ILO Dual Direction Buffer Rate is 10%, and the negative Index Return is -10%, we will credit your Investment Base with 10%. However, if the negative Index Return is -10.01%, we will credit your Investment Base with -0.01%.

CYBER SECURITY RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

CYBER SECURITY RISKS

Our business relies heavily on the effective operation of our computer systems and networks, as well as those of our business partners and service providers. Consequently, we are potentially susceptible to operational and information security risks associated with the technologies, processes and procedures designed to protect networks, systems, computers, programs and information from cyber-attacks, operational failure, AI misuse, damage or unauthorized access. These risks include but are not limited to, the theft, loss, misuse, corruption and destruction of information maintained online or digitally, denial of service on websites and other operational failures, and unauthorized disclosure of confidential, proprietary and customer information. Cyber-attacks affecting us, any third-party administrator, the Indexes or Index issuers, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with Contract transaction processing, including the processing of requests from our website; impact our ability to calculate Index Return or the ILO Credit; cause the release and possible destruction of confidential customer or business information; impede transaction processing; subject us and/or our service providers and intermediaries to regulatory fines, litigation, loss of business, financial losses; and reputational damage. Cybersecurity risks may also impact the issuers of securities that comprise the Indexes, which may cause the Indexes underlying the ILOs to lose value. The digitization, increased information availability, use of new and constantly evolving technologies, the increased sophistication and severity of cyber campaigns, and the heightened geopolitical risks and threats, continue to pose new and significant cybersecurity and operational risks and threats. While measures and controls have been adopted and are periodically reviewed and updated to mitigate cybersecurity and operational risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Contract due to cyber-attacks, operational incidents, misuse of AI, or information security breaches in the future.

We are also exposed to risks related to natural and man-made disasters or other events, including (but not limited to) earthquakes, fires, floods, storms, epidemics and pandemics (such as COVID-19), geopolitical tensions, armed conflicts, wars, terrorist acts, civil unrest, malicious acts and/or other events that could adversely affect our ability to conduct business. The risks from such events are common to all insurers. To mitigate such risks, we have business continuity plans in place that include remote workforces, remote system and telecommunication accessibility, and other plans to ensure availability of critical resources and business continuity during an event. Such events can also have an adverse impact on financial markets, U.S. and global economies, service providers, and index performance for the Indexes underlying the ILOs available through your Contract. There can be no assurance that we, the Indexes or Index issuers, or our service providers will avoid such adverse impacts due to such events and some events may be beyond control and cannot be fully mitigated or foreseen.

FIXED ACCOUNT OPTION RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

FIXED ACCOUNT OPTION RISK

The Guaranteed Rate for the Fixed Account Option will never be less than 1% for the Fixed Account. The effective annual interest rate represents the rate of daily compounded interest over a 12-month period. You bear the risk that we will never declare a Guaranteed Rate for the Fixed Account Option that is higher than the Minimum Guaranteed Rate for the Fixed Account.

INSURANCE COMPANY RISKS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INSURANCE COMPANY RISKS

PL&A is a life insurance company domiciled in Arizona. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment advisory services. Our executive office is located at 700 Newport Center Drive, Newport Beach, California 92660.

Investment in the Contract is subject to the risks related to us, and any obligations (including under the Fixed Account Option and the ILOs), guarantees, or benefits of the Contract are subject to our claims-paying ability and financial strength. You should look to our financial strength with regard to such guarantees. Your financial professional’s firm is not responsible for any Contract guarantees. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling (800) 748-6907 or visiting our website at www.PacificLife.com.

The assets supporting the ILOs are held in a non-registered, non-insulated separate account established under Arizona insurance law for the purpose of supporting our obligations under the Contract. These assets are subject to the claims of our creditors. Therefore, the benefits provided under the ILOs are subject to the claims-paying ability of Pacific Life. You may obtain information about our financial condition by reviewing our financial statements included in this Prospectus.

We reserve the right to add or remove an ILO or Index, subject to applicable regulatory approvals; stop offering an ILO for investment at the end of a Term; change the Crediting Strategy rates and Protection Level rates of the ILOs available under the Contract, subject to the stated Minimum Limit on Index Gain or maximum rates and the terms described in this prospectus; and impose investment or transfer limitations, as described in this prospectus. Additional Purchase Payments after the initial Purchase Payment are not permitted, except for transfers from other financial products requested at the time the investor's Contract application is submitted and transferred within 90 days after the Contract Issue Date (“Subsequent Purchase Payments”). See “TRANSFER AND REALLOCATION LIMITATIONS,” “CREDITING STRATEGY AND PROTECTION LEVEL RISK,” and “AVAILABILITY OF INDEXES AND INDEX-LINKED OPTIONS” in this section for more information. You bear the risks relating to any material reservation of rights

INTERIM VALUE CALCULATION AND ADJUSTMENT RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INTERIM VALUE CALCULATION AND ADJUSTMENT RISK

The Interim Value is the amount in the ILO that is available for surrenders, withdrawals, death benefit payments, and annuitization that occurs between the Term Start Date and the Term End Date, including full surrenders (including Free Look surrenders), RMDs, free withdrawal amounts, and pre-authorized withdrawals. All of these transactions, if taken during the Term, will be based on Interim Value(s) and will trigger an Interim Value Calculation to your ILO Value. The Interim Value is calculated based on the value of a hypothetical portfolio of financial instruments designed to replicate the value of the ILO if it were held until the end of the Term. We calculate the Interim Value of your investment in each ILO at the end of each Business Day between the Term Start Date and the Term End Date.

The Interim Value fluctuates each Business Day, and the change, or adjustment, may be positive, negative, or zero compared to the last Business Day, even if the Index has increased in value. Changes to your Interim Value are not directly tied to the performance of the relevant Index, although Index performance impacts your Interim Value. You should also understand that the Interim Value for an ILO on a Business Day will not impact your principal investment in the ILO (the Investment Base) unless a withdrawal, surrender, death benefit payment, or annuitization occurs during the Term on that Business Day. This means that the Interim Value calculated could be less than your investment in the ILO even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term.

If you effect a withdrawal that is based on Interim Value, the withdrawal will reduce the Interim Value of your investment in the ILOs by the amount requested. Any applicable surrender charge, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Additionally, the withdrawal will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit (the “Interim Value Adjustment”). The Interim Value Adjustment to the Investment Base and death benefit may be greater than the dollar amount of the withdrawal, and will reduce the Investment Base for the remainder of the Term. The amount withdrawn or surrendered will not receive an ILO Credit.

A negative Interim Value Calculation and Adjustment will decrease the amount available under your Contract in the ILOs for transactions involving withdrawal, surrender, annuitization, and the death benefit. An Interim Value Calculation and Adjustment will impact your Contract Value (including your Cash Surrender Value, death benefit amount, and amount converted to an Annuity Option), but the reduction will not be deducted from the amount you receive if you take a partial withdrawal. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to initiating a transaction, although your Interim Value(s) may change by the time the transaction is executed.

Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the dollar amount of the ILO Credit is calculated as a percentage of the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value Calculation and Adjustment could also result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy.

Additionally, neither the Protection Level nor Crediting Strategy of the ILO will be applied to Interim Values. As such, when a transaction is processed based on the Interim Value of the ILOs, there could be significantly less money available under your Contract for withdrawals, surrender, annuitization, and the death benefit. The Interim Value Calculation and Adjustment may result in a loss even if the Index is performing positively at the time of the transaction, and may be less than the amount you would have received had you held the investment until the end of the Term. If you use the Performance Lock feature to lock-in an Interim Value that is lower than your Investment Base on the Term Start Date, you will lock-in a loss. The Interim Value Calculation and Adjustment could result in the loss of principal and previously-credited earnings in the Contract, and in extreme circumstances, such losses could be as high as 100%. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

INVESTMENT RISKS FOR THE MARKET INDEXES [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

INVESTMENT RISKS FOR THE MARKET INDEXES

Investing in the ILOs will subject you to risks related to the Indexes, such as the following:

No Dividends. Each Index is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index. If dividends and other distributions were included, the Index performance would be higher.

No Rights in the Index. An investment in an ILO is not an investment in the Index or in the securities tracked by the Index. You have no voting, liquidation, or other rights with respect to the Index, its publisher, or any of the component companies.

Index Performance. An investment in the Contract is subject to the risk of poor investment performance of the ILOs you select. If you allocate money to an ILO, the value of your investment depends in part on the performance of the applicable Index.

You could lose a significant amount of money if the Index of an ILO declines in value. The performance of an Index is based on changes in the values of the securities or other instruments that comprise or define the Index. The securities and instruments comprising or defining the Indexes are subject to a variety of investment risks that you are indirectly exposed to. These risks may affect capital markets generally, specific market segments, or specific issuers. The performance of the Indexes may fluctuate, sometimes rapidly and unpredictably. Negative Index performance may cause you to realize losses, which may be significant.

Performance Mix. The Performance Mix strategy calculates index-linked interest using a weighted average of the performance of three market indexes. At the end of the Term, the three indexes are ranked based on their performance: the highest-performing index receives a 50% weight, the second-highest receives a 30% weight, and the lowest-performing index receives a 20% weight. The final weighted return is subject to the strategy’s Participation Rate and Cap Rate. Index return is weighted based on relative performance, not absolute returns. A high performing index will only receive 50% weight if it ranks highest among the three indexes at the end of the Term. In addition, strong index performance may be diluted by weaker results from the other indexes. The blended nature of this strategy may result in lower returns compared to strategies tied to a single index with similar upside potential.

The historical performance of an Index or an ILO does not guarantee future results. Because we measure Index performance from the Term Start Date to the Term End Date, you bear the risk that the Index Return may be negative or zero at the end of a Term, even if the Index performed positively at times.

•	Market Risk. Market risk is the risk that short-term market movements may cause the value of an Index to fluctuate, sometimes rapidly and unpredictably. Index performance could decrease over longer periods of time during more prolonged market downturns. Market changes can result from disasters and other events, such as storms, earthquakes, fires, outbreaks of infectious diseases, utility failures, terrorist acts, political and social developments, and military and governmental actions.

•	Issuer Risk. Issuer risk is the risk that Index performance may decline for reasons directly related to the issuer, as opposed to the market generally. Changes in the financial condition or credit rating of an issuer of the securities that make up an Index may cause the Index performance to decline.

LIQUIDITY RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

LIQUIDITY RISK

This Contract is unsuitable as a short-term savings vehicle. This Contract may be appropriate for you if you have a long-term investment horizon and are looking to supplement your retirement income or you want to meet other long-term financial objectives. The Contract is not designed to be a short-term investment and may be inappropriate for you if you intend to take frequent withdrawals prior to annuitization, withdrawals during the 6-year surrender charge period, or withdrawals from the ILOs before the end of a Term.

Before you annuitize, you can withdraw money from or surrender your Contract at any time, however, withdrawals or surrenders taken during the surrender charge period may be subject to a surrender charge. Withdrawals and surrenders may also be subject to an Interim Value Calculation and Adjustment if taken from the ILOs before the end of a Term, taxes, and tax penalties. A negative Interim Value Calculation and Adjustment could result in the loss of your principal investment and previously credited earnings in the Contact, and in extreme circumstances, such losses could be as high as 100% of the ILO Value. See FEES, CHARGES, AND ADJUSTMENTS and ACCESS TO YOUR MONEY.

Please note that the Contract permits ongoing withdrawals and deductions from the ILOs prior to the Term End Date, such as systematic withdrawals, and/or required minimum distributions. These withdrawals and deductions may have an adverse effect on the values and benefits under your Contract. If you intend to make such ongoing withdrawals or elect such deductions, you should consult with a financial professional about whether this Contract is appropriate for you.

PERFORMANCE LOCK RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

PERFORMANCE LOCK RISK

You may exercise the Performance Lock feature once for each ILO during each Term to “lock-in” your Interim Value, not the Index performance, as of the Business Day the request is submitted. The locked-in value will equal the Interim Value of the ILO calculated at the end of the Business Day that the Performance Lock is requested, and will be credited with a fixed rate of interest equal to the annualized ILO Budget rate beginning on the day following the day the Performance Lock was exercised until the next Contract Anniversary. The Interim Value can be negative even when Index performance is positive. You must lock-in the entire value in the ILO. If you have made Subsequent Purchase Payments into the same ILO, each Purchase Payment will constitute a different “segment” in the initial ILO Term with its own Investment Base and Interim Value, and the investment performance of each segment will be tracked separately. If you have multiple segments in the same ILO in the initial Term due to multiple Purchase Payments in the first Contract Year, the value of each segment may be locked-in independently. You may exercise the Performance Lock feature once for each segment during the ILO Term. If you exercise the Performance Lock for more than one segment within an ILO, it is possible that the Interim Value of one segment may have increased, while the Interim Value of another segment may have decreased at the time the Performance Lock is exercised.

The minimum fixed interest rate will never be less than 0.0%. Exercising the Performance Lock will terminate your ability to receive an ILO Credit or the application of the Crediting Strategy or Protection Level to mitigate any loss. Withdrawals will reduce the locked-in value. Any applicable surrender charge, taxes, and tax penalties will adjust the amount you receive from the withdrawal.

Your decision to exercise the Performance Lock is irrevocable. Once the Performance Lock is exercised, the locked-in amount cannot be transferred to a new ILO, the Fixed Account, or begin a new Term in the same ILO, until the next Contract Anniversary. If you exercise the Performance Lock on a 6-year ILO, you will be unable to transfer or reallocate your Contract Value to another 1-year ILO Term until the next Contract Anniversary.

You will not be able to determine the Interim Value that will be locked-in prior to the Performance Lock request. You bear the risk that the Interim Value that is locked in will be lower than the Interim Value you last obtained, and lower than the potential ILO Value you would receive at the end of the Term, and the difference could be significant. If you exercise the

Performance Lock feature at a time when your Interim Value has declined, you will lock-in any loss. An Interim Value Adjustment could be negative and could result in a significant loss beyond the protection of the Buffer Rate. In extreme circumstances, you could lose up to 100% of the value of the ILO if you exercise Performance Lock. There may not be an optimal time to exercise the Performance Lock feature. It may be better for you if you do not exercise the Performance Lock feature during a Term. We will not advise you as to whether or when you should or should not exercise the Performance Lock, and we are not responsible for any losses that may occur due to your decision to exercise this feature.

Performance Lock may only be exercised after the 60th calendar day from the Term Start Date. Beginning on the 61st calendar day, You may request to exercise the Performance Lock feature by notifying us before close of Business on any Business Day prior to the Term End Date. See ADDITIONAL INFORMATION — INQUIRIES AND SUBMITTING FORMS AND REQUESTS for instructions on how to contact us. The request to exercise the Performance Lock feature must be received by us before close of Business in order to lock-in that day’s ending Interim Value. Requests received after close of Business are considered received on the following Business Day and will lock-in that next Business Day’s Interim Value.

You should contact us at our Service Center at (800) 748-6907 or at www.pacificlife.com to obtain your Interim Value(s) and the current annualized ILO Budget rate and speak to your financial professional before exercising a Performance Lock. However, Interim Values fluctuate daily, and the current value(s) quoted may be more or less than the actual value(s) calculated. Your Interim Value(s) may change by the time the Performance Lock is exercised.

Six Year Index Linked Option Investment Limitations [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

6-Year Index-Linked Option Investment Limitations

You may only invest in a 6-year ILO Term at Contract issue. You will be unable to invest in subsequent 6-year ILO Terms and only 1-year ILOs and the Fixed Account will be available to you for the remainder of the time that you own the Contract.

TRANSFER AND REALLOCATION LIMITATIONS [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

TRANSFER AND REALLOCATION LIMITATIONS

Transfers from and to the ILOs, and reallocations into the same ILO for a new Term, or into a 1-year ILO from a 6-year ILO,

are only permitted on Term End Dates (which will fall on a Contract Anniversary), unless you exercise the Performance Lock feature on a 6-year ILO. Transfers to and from the Fixed Account are permitted every Contract Anniversary. Transfer instructions can be requested, changed or cancelled any time prior to close of the Business Day on Term End Date. These transfer restrictions significantly limit your ability to reallocate your Contract Value in response to changes in market conditions, Interest Crediting Option performance, or personal needs.

If we do not receive transfer instructions from you prior to the close of Business on the Term End Date, we will automatically reallocate or transfer your Contract Value. Any Contract Value in an expiring ILO Term will remain in its current allocation for the next Term, subject to the renewal Crediting Strategy Rates declared for that Term, as long as that ILO remains available for investment. If the expiring ILO is not available for investment for a Subsequent Term, the Contract Value in that ILO will automatically be transferred to a default ILO, subject to the renewal Crediting Strategy Rates, or to the Fixed Account Option, subject to the renewal Guaranteed Rate. See TRANSFERS AND REALLOCATIONS – DEFAULT ALLOCATION PROCEDURES. Amounts that we automatically reallocate or transfer in the absence of transfer instructions cannot be transferred until the next Contract Anniversary, or Term End Date, which will fall on a Contract Anniversary (unless the Performance Lock is exercised on a 6-year ILO). This will occur even if the Crediting Strategy rate or Index associated with the new ILO Term has changed, in which case the new ILO Term may not be satisfactory to you.

If you fail to transfer ILO Value at the end of a Term and do not wish to remain invested in a particular ILO for another Term, your only alternative will be to surrender or withdraw the related ILO Value. Surrendering all or withdrawing a portion of your Contract Value may cause you to incur surrender charges, taxes, and tax penalties. If you surrender or withdraw the ILO Value during the Term, the amount available for surrender or withdrawal will be your Interim Value. The Interim Value calculated could be less than your investment in the ILO even if the Index is performing positively, and may be less than the amount you would receive had you held the investment until the end of the Term after the application of the Protection Level. This means that there could be significantly less money available under your Contract for a surrender or withdrawal during the Term.

WITHDRAWAL AND SURRENDER RISK [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]

WITHDRAWAL AND SURRENDER RISK

All withdrawals (including RMDs and preauthorized withdrawals) will reduce your Contract Value and the death benefit, and withdrawals and surrenders may be subject to a negative adjustment based on the Interim Value Calculation, surrender charge, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge.

Withdrawals and surrenders from the ILOs at the end of a Term will reduce the Investment Base and death benefit by the amount requested. Any applicable surrender charge, taxes, and tax penalties will subsequently be deducted from the amount you receive from a withdrawal or surrender. Withdrawals and surrenders from the ILOs between the Term Start Date and the Term End Date will trigger an Interim Value Calculation to your ILO Value, and will reduce the Interim Value in the ILOs by the amount requested. Additionally, the transaction will reduce your ILO Investment Base in the same proportion that the Interim Value is reduced (rather than on a dollar-for-dollar basis) and will also proportionately reduce the death benefit (the Interim Value Adjustment). The Interim Value Adjustment may be greater than the dollar amount of the withdrawal, and will reduce the Investment Base for the remainder of the Term. See INTERIM VALUE CALCULATION AND ADJUSTMENT RISK below for more information. Amounts withdrawn or surrendered will not receive an ILO Credit, which is the dollar amount of interest added to or subtracted from your ILO Investment Base at the end of each Term.

Withdrawals based on Interim Value may significantly reduce the value of any gains credited at the end of the Term because the amount of the ILO Credit is calculated as a percentage of the Investment Base, which will be reduced proportionately by the withdrawal. The Interim Value does not receive the application of the Protection Level to mitigate any loss. The Interim Value Calculation and Adjustment could result in a loss, and this loss may be greater than the loss that would be incurred on the Term End Date after the application of the Protection Level. The Interim Value Calculation and Adjustment could also result in lower gain than would be credited on the Term End Date after the application of the Crediting Strategy. If you plan on taking frequent withdrawals for short-term needs that will be subject to surrender charges, an Interim Value Calculation and Adjustment, and/or additional taxes, this Contract may not be appropriate for you. You may contact us at our Service Center to obtain your Interim Value(s) for any ILO in which you are invested prior to effecting a transaction, although your Interim Value(s) may change by the time the transaction is executed. To avoid an Interim Value Calculation and Adjustment to your ILO Value, you should schedule withdrawals and other transactions to fall on Term End Dates.

All withdrawals from the ILOs during the Term will trigger an Interim Value Calculation and Adjustment. A negative Interim Value Calculation and Adjustment could result in significant loss.

Income taxes and certain tax restrictions may apply to any withdrawal or surrender. If taken before age 591∕2, a withdrawal or surrender may also be subject to a 10% federal additional tax.

We generally make payment of any amount due from the Contract within seven calendar days from the date we receive a request In Proper Form. When permitted by law, however, we may defer payment of any withdrawal or surrender proceeds for up to six months from the date we receive your request.

Buffer Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		The Buffer protects against negative Index Return up to the stated Buffer percentage. Any negative Index Return in excess of the Buffer Rate will result in negative interest being credited to your ILO Value at the end of a Term.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, if the
Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Buffer Rate) at the end of the Term, meaning your ILO Value will decrease by 5%.

Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]		Buffer Rate. If the Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return thatexceeds the Buffer Rate).
Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]

Buffer. The Buffer Rate is the maximum loss we will protect you from at the end of the Term. We protect your ILO Value from any loss up to and including the Buffer Rate. When the Index Return is negative, then the Adjusted Index Return is equal to the lesser of the negative Index Return plus the Buffer Rate, or zero. You will only incur a loss by the amount that the Index Return has declined in excess of the Buffer Rate. If the Index Return has declined less than or up to your Buffer Rate, your Adjusted Index Return will be zero. We currently offer Buffer Rates of 10%, 15%, and 20%, depending on which ILO(s) you choose.

Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Example: Application of 10% Buffer Rate
Index Return	Adjusted Index Return
-5%	0%
-10%	0%
-15%	-5%
-20%	-10%

Buffer Rate Return Limit [Member] | Previously Offered [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		90.00%
Index-Linked Option Key Information, Lowest Maximum Loss Resulting from Negative Index Performance, Risk [Percent]		80.00%
Cap Rate Return Limit [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		The Cap Rate with a Participation Rate Crediting Strategy includes both a declared Cap Rate and Participation Rate. The Cap Rate is the maximum amount of positive Index Return that can be credited to your ILO Value at the end of a Term and the Participation Rate is the percentage portion of the positive Index Return that will also be used to determine the Index-Linked Option Credit. You will not incur any positive Index Return in excess of the Cap Rate.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Cap Rate of the ILO is 15%, the Participation Rate is 100%, and the Index Return is 20%, we will credit your ILO Value with 15% (the lesser of the positive Index Return multiplied by the Participation Rate or the Cap Rate) at the end of the Term, meaning that your ILO Value will increase by 15%. Any 1-year ILO Term with a 10% Buffer Rate provides a minimum Cap Rate of 5.00%. Any 1-year ILO with a 15% Buffer Rate provides a minimum Cap Rate of 4.50%. Any 6-year ILO with a 10% Buffer Rate provides a minimum Cap Rate of 30.00%. Any 6-year ILO with a 15% Buffer Rate provides a minimum Cap Rate of 27.00%. Any 6-year ILO with a 20% Buffer Rate provides a minimum Cap Rate of 24.00%. The minimum Participation Rate for any ILO is 100%. The Cap Rate is also a part of the Cap Rate with Dual Direction Buffer, the Performance Mix and Tiered Participation Rate Crediting Strategies.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Cap Rate with a Participation Rate. If the Cap Rate of the ILO is 15%, the Participation Rate is 100% and the Index Return is 20%, we will credit your ILO Value with 15% (the Cap Rate).
Cap Rate 1 Year ILO Term With 10 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		5.00%
Cap Rate 1 Year ILO Term With 15 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		4.50%
Cap Rate 6 Year ILO Term With 10 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		30.00%
Cap Rate 6 Year ILO Term With 15 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		27.00%
Cap Rate 6 Year ILO Term With 20 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		24.00%
Cap Rate Return Limit With Participation Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		100.00%
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Cap Rate with a Participation Rate. The Cap Rate is a percentage that signifies the maximum amount of positive Adjusted Index Return that can be credited to the Investment Base at the end of the Term. The Participation Rate is the percentage portion of the positive Index Return that will be used to determine the Index-Linked Option Credit. When Index Return is positive or equal to zero, the Adjusted Index Return will be the lesser of the (Index Return x Participation Rate) or the Cap Rate. This means that any positive Index Return will be multiplied by the Participation Rate but will be limited by the Cap Rate. Any 1-year ILO with a 10% Buffer Rate provides a minimum Cap Rate of 5.00%. Any 1-year ILO with a 15% Buffer Rate provides a minimum Cap Rate of 4.50%. Any 6-year ILO with a 10% Buffer Rate provides a minimum Cap Rate of 30.00%. Any 6-year ILO with a 15% Buffer Rate provides a minimum Cap Rate of 27.00%. Any 6-year ILO with a 20% Buffer Rate provides a minimum Cap Rate of 24.00%. The Cap Rate is also a part of the Cap Rate with Dual Direction Buffer Crediting Strategy.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	Example: Application of a 10% Cap Rate with a 100% Participation Rate
Index Return	Adjusted Index Return
0%	0%
5%	5%
10%	10%
15%	10%

Dual Direction Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Negative Return [Text Block]		The Dual Direction Buffer protects against negative Index Return up to the stated Dual Direction Buffer percentage. The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy. Any negative Index Return up to and including the Dual Direction Buffer Rate will result in positive interest equal to the absolute value of the Index Return being credited to your ILO Value at the end of the Term. The absolute value of a number is simply the value of a number without regard to it being positive or negative.
Index-Linked Option Overview, Example of Limiting the Negative Return [Text Block]	For example, the absolute value of -10 is 10. Positive interest credited by the Dual Direction Buffer may exceed the Cap Rate.

Any negative Index Return in excess of the Dual Direction Buffer Rate will result in negative interest being credited to your ILO Value at the end of a Term in the amount that the negative Index Return exceeds the Dual Direction Buffer Rate. For example, if the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -15%, we will credit your ILO Value with 15% (the absolute value of the negative Index Return up to the Dual Direction Buffer Rate) at the end of the Term, meaning your ILO Value will increase by 15%. However, if the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Dual Direction Buffer Rate) at the end of the Term, meaning your ILO Value will decrease by 5%.

Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Example of Limiting the Negative Return Risk [Text Block]	Dual-Direction Buffer Rate. If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -15%, we will credit your ILO Value with 15% (the absolute value of the negative Index Return up to the Dual Direction Buffer Rate). The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy, and the positive interest credited by the Dual Direction Buffer may exceed the Cap Rate.

If the Dual Direction Buffer Rate of the ILO is 15%, and the Index Return is -20%, we will credit your ILO Value with -5% (the amount of the negative Index Return that exceeds the Dual Direction Buffer Rate).

Each Index underlying the ILOs is a price return index, not a total return index, and therefore its performance does not reflect any dividends or distributions paid by the Index’s component companies.

Index-Linked Option Details, Limits on Index Losses [Line Items]
Index-Linked Option Details, Limits the Negative Return Manner [Text Block]

Dual Direction Buffer. Under the Dual Direction Buffer, we protect your ILO Value from any loss up to and including the Dual Direction Buffer Rate. The Dual Direction Buffer is only offered with the Cap Rate with Dual Direction Buffer Crediting Strategy. If the negative Index Return is less than zero and within or equal to the Dual Direction Buffer percentage, the Adjusted Index Return will be a positive rate of interest equal to the absolute value of the Index Return. The absolute value of a number is the value of that number without regard to it being positive or negative. For example, the absolute value of -10 is 10. This means that the absolute value of any negative Index Return up to and including the Dual Direction Buffer Rate will be credited to your Investment Base as positive interest. If the Dual Direction Buffer Rate of the ILO is greater than the Cap Rate, the positive interest credited by the Dual Direction Buffer may exceed the Cap Rate. If negative Index Return exceeds the Dual Direction Buffer Rate, then the Adjusted Index Return is equal to the negative Index Return in excess of the Dual Direction Buffer Rate. You will only incur a loss by the amount that the negative Index Return exceeds the Dual Direction Buffer Rate.

Index-Linked Option Details, Example of Limiting the Negative Return [Text Block]	Example: Application of 10% Dual Direction Buffer Rate with 8% Cap Rate
Index Return	Adjusted Index Return
-5%	5%
-10%	10%
-15%	-5%
-20%	-10%

Index Gain For Tiered Participation Rate Strategy [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		100.00%
Performance Mix ILO With 10 Percent Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		30.00%
Performance Mix Strategies [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		The Performance Mix with Participation Rate and Cap Rate measures the performance of a combination of three Indexes: The S&P 500®, Russell 2000®, and the MSCI EAFE. The Index Return of the Performance Mix is determined based on the combined weighted average of those stated Indexes: 50% is based on the Index with the highest return, 30% is based on the Index with the next best return, and 20% is based on the Index with the lowest return. The Participation Rate is the percentage portion of the positive Index Return that will be used in calculating the interest credited to your Investment Base at the end of a Term. The Participation Rate is multiplied by the combined Index Return, subject to the Cap Rate, to yield the interest credited to your ILO Value. The Cap Rate is the maximum amount of positive Index Return that can be credited to the Investment Base at the end of a Term. The Cap Rate limits the potential positive Index-Linked Option Credit that may be applied at the end of a Term.The minimum Cap Rate for Performance Mix ILO with a 10% Buffer Rate is 30.00%. The Minimum Limit on Index Gain for the Participation Rate strategy for any ILO offered for the life of this Contract is 100%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Participation Rate of the ILO is 100% and the Cap Rate is 80%, and the combined Index Return of the three Indexes is 20%, we will credit your ILO Value with 20% (1.00 x 20, or 100% of the Index Return) at the end of the Term, meaning that your ILO Value will increase by 20%. If the combined Index Return of the three Indexes is 85%, we will credit your ILO with 80% at the end of the Term.
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		20.00%
Performance Mix With Participation Rate And Cap Rate Crediting Strategy [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		100.00%
Performance Mix With Participation Rate And Cap Rate [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Performance Mix with Participation Rate and Cap Rate. If the Participation Rate of the ILO is 100% the Cap Rate is 80%, and the combined Index Return is 75%, we will credit your ILO Value with 75% (0.75 x 100%), which is below the Cap Rate of 80%. If the Participation Rate is 100%, the Cap Rate is 80%, and the combined Index Return is 85%, we will credit your ILO Value with 80% (0.85 x 100% = 85%, which is reduced to the Cap Rate of 80%.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Performance Mix with Participation Rate and Cap Rate. The Performance Mix measures the performance of a combination of three Indexes: The S&P 500®, the Russell 2000, and the MSCI EAFE. The Index Return of the Performance Mix is determined based on the combined weighted average of those stated Indexes: 50% is based on the Index with the highest return, 30% is based on the Index with the next best return, and 20% is based on the Index with the lowest return. The calculation of the combined Index Return for the Performance Mix is demonstrated by the following formula:

Index Return = [Best Performing Index: 50% x (Ending Index Price – Starting Index Price) / Starting Index Price] + [Next Best Performing Index: 30% x (Ending Index Price – Starting Index Price) / Starting Index Price] + [Lowest Performing Index: 20% x (Ending Index Price – Starting Index Price) / Starting Index Price]

The Participation Rate and Cap Rate are used to determine the Adjusted Index Return. The Participation rate is a set percentage that determines what portion of the positive combined Index Return for the Term will be used before applying the Cap Rate to determine the ILO Credit. When the combined Index Return is positive, the Adjusted Index Return will be the lesser of the combined Index Return multiplied by the Participation Rate or the Cap Rate. The Participation Rate and Cap Rate are not applied if the combined Index Return is negative. The Cap Rate is the maximum amount of positive Index Return that can be credited to the Investment Base at the end of a Term. The Cap Rate limits the potential positive Index-Linked Option Credit that may be applied at the end of a Term. The minimum Participation Rate for any ILO offered for the life of this Contract is 100%. The Minimum Limit on Index Gain for the Participation Rate strategy for any ILO offered for the life of this Contract is 30%.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	Example: Application of a 100% Participation Rate and 80% Cap Rate
Combined Index Return	Adjusted Index Return
0%	0%
30%	30%
60%	60%
90%	80%

Performance Triggered Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		The Performance Triggered Rate is a fixed rate of interest that will be credited to your ILO Value at the end of a Term if the Index Return is greater than or equal to zero.The Minimum Limit on Index Gain for the Performance Triggered Rate strategy ILO with a 10% Buffer Rate is 5%. The Minimum Limit on Index Gain for the Performance Triggered Rate strategy ILO with a 15% Buffer Rate is 4.5%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]		For example, if the Performance Triggered Rate of the ILO is 15%, and the positive Index Return is 0%, 5%, or 25%, in each circumstance, we will credit your ILO Value with 15% (the Performance Triggered Rate) at the end of the Term, meaning that your ILO Value will increase by 15%.
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Performance Triggered Rate. If the Performance Triggered Rate of the ILO is 15%, and the Index Return is 0%, 5%, or 25%, in each circumstance, we will credit your ILO Value with 15% (the Performance Triggered Rate).
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Performance Triggered Rate. A Performance Triggered Rate is a flat percentage of interest that will be credited if the Index Return is equal to zero or positive. This means that the Adjusted Index Return will always be equal to the Performance Triggered Rate, even if the positive Index Return is greater or less than the Performance Triggered Rate. The Minimum Limit on Index Gain for the Performance Triggered Rate strategy for any ILO with a 10% Buffer Rate offered for the life of this Contract is 5%. The Minimum Limit on Index Gain for the Performance Triggered Rate strategy for any ILO with a 15% Buffer Rate offered for the life of this Contract is 4.5%.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]	Example: Application of an 8% Performance Triggered Rate
Index Return	Adjusted Index Return
0%	8%
5%	8%
10%	8%
15%	8%

Performance Triggered Rate ILO With 10% Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		5.00%
Performance Triggered Rate ILO With 15% Buffer Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Lowest Limit on Gains [Percent]		4.50%
Tiered Participation Rate [Member]
Item 2. Overview of the Contract [Line Items]
Index-Linked Option Overview, Credits are Based in Part on Index Performance [Text Block]		30%
Index-Linked Option Overview, Manner of Limiting the Positive Return [Text Block]		The Tiered Participation Rate is a percentage portion of positive Index Return that will be used in calculating the interest credited to your ILO Value at the end of a Term. The Tiered Participation Rate Crediting Strategy has four components: the Tier One Participation Rate, the Tier Two Participation Rate, the Tier Level and the Cap Rate. Positive Index Return less than or equal to the Tier Level is multiplied by the Tier One Participation Rate. The amount of positive Index Return in excess of the Tier Level is multiplied by the Tier Two Participation Rate. The positive interest credited to your ILO Value is equal to the sum of these two values, subject to the Cap Rate. The Cap Rate is the maximum amount of positive Index Return that can be credited to the Investment Base at the end of a Term. The Cap Rate limits the potential positive Index-Linked Option Credit that may be applied at the end of a Term.The Minimum Limit on Index Gain for the Tiered Participation Rate strategy for any ILO offered for the life of this Contract is 100% for both Tier One and Tier Two Participation Rates and Minimum Cap Rate is 30%.
Index-Linked Option Overview, Example of Limiting the Positive Return [Text Block]

For example, assume that the Index Return is 48%, and the Tiered Participation Rate for the ILO includes the following values: Tier 1

Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25% and the Cap Rate is 50%. The percentage portion of positive Index Return is 53.75%. which is the sum of 25% (the Tier One Participation Rate 100% multiplied by the Index Return up to the Tier Level 25%), plus 28.75% (the Tier Two Participation Rate 125% multiplied by the amount of Index Return in excess of the Tier Level 23%). Since the Adjusted Index Return is greater than or equal to the Cap Rate, we will credit your ILO Value with 50%.
Tiered Participation Rate with Cap Rate [Member]
Item 3. Key Information [Line Items]
Index-Linked Option Key Information, Limits Positive Index Returns Example, Risk [Text Block]		Tiered Participation Rate with Cap Rate. If the Tiered Participation Rate for the ILO includes the following values: Tier 1 Participation Rate — 100%; Tier 2 Participation Rate — 125%; Tier Level — 25% with a Cap Rate of 80%; and the Index Return is 60%, we will credit your ILO Value with 68.75% ((1.00 x 25%) + ((60 – 25) x 1.25)) = 68.75% which is below the Cap Rate of 80%. If the Index Return is 75%, we will credit your ILO Value with 80%. ((1.00 x 25%) + ((75 – 25) x 1.25)) = 87.50% which is reduced to the Cap Rate of 80%.
Index-Linked Option Details, Limits on Index Gains [Line Items]
Index-Linked Option Details, Manner of Limiting the Positive Return [Text Block]

Tiered Participation Rate with Cap Rate. The Tiered Participation Rate includes two set percentages that determine what portion of any positive Index Return will be used to determine the ILO Credit. The Tiered Participation Rate provides a Tier One Participation Rate, a Tier Two Participation Rate, and a Cap Rate. Index Return equal to zero and any positive Index Return less than or equal to the Tier Level is multiplied by the Tier One Participation Rate. Positive Index Return in excess of the Tier Level is multiplied by the Tier Two Participation Rate. The Adjusted Index Return is equal to the sum of these two values subject to the Cap Rate. The Tiered Participation Rate and Cap Rate are not applied if the Index Return is negative. The Cap Rate is the maximum amount of positive Index Return that can be credited to the Investment Base at the end of a Term. The Cap Rate limits the potential positive Index-Linked Option Credit that may be applied at the end of a Term. The Cap Rate limits the potential positive Index-Linked Option Credit that may be applied at the end of a Term.

The minimum Participation Rate for any ILO offered for the life of this Contract is 100%. The Minimum Limit on Index Gain for the Tiered Participation Rate strategy for any ILO offered for the life of this Contract is 30%.

Index-Linked Option Details, Example of Limiting the Positive Return [Text Block]

Example: Application of a Tiered Participation Rate and Cap Rate

Index Return =	75%
Tier Level =	25%
Tier 1 Participation Rate =	100%
Tier 2 Participation Rate =	125%
Cap Rate	80%

The Adjusted Index Returns is equal to the sum of the following values subject to the Cap Rate: the Index Return up to the Tier Level (25%) multiplied by the Tier One Participation Rate (100%), plus the Index Return in excess of the Tier Level (determined by subtracting the Tier Level from the Index Return – 75% – 25% = 50%) multiplied by the Tier Two Participation Rate (125%).

Adjusted Index Return = 80%	Lesser of: (0.25 x 100%) + [(0.75 – 0.25) x 125%] = 0.875 = 87.5% or 80% Cap

Combined SP500, Russell2000 And MSCI EAFE [Member] | Buffer 10%, Cap Rate 30% [Member] | Performance Mix With Participation Rate And Cap Rate Six Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Combined S&P 500®,Russell 2000®, MSCI EAFE®
Index-Linked Option Available, Type of Index		Market indexes
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Performance Mix with Participation Rate and Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Combined SP500, Russell2000 And MSCI EAFE [Member] | Buffer 10%, Cap Rate 30% [Member] | Performance Mix With Participation Rate And Cap Rate Six Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate with Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member] | Buffer 100% Cap Rate Tire1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member] | Buffer 100% Cap Rate Tire 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
MSCI EAFE Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Buffer 10%, Performance Trigger Rate 5% [Member] | Performance Triggered Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
MSCI EAFE Market Index [Member] | Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		27.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Buffer 15% Performance Trigger Rate 4.5% [Member] | Performance Triggered Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
MSCI EAFE Market Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		24.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 5% [Member} | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 5% [Member} | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		27.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	MSCI EAFE®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		24.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
MSCI EAFE Market Index [Member] | Dual Direction Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
MSCI EAFE [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

MSCI EAFE®*

*	Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			27.89%	1.15%	15.03%	(16.79%)	8.78%	5.43%	18.44%	(16.14%)	21.78%	(1.88%)
Annual Return, Example Capped and Buffered [Percent]			5.00%	1.15%	5.00%	(6.79%)	5.00%	5.00%	5.00%	(6.14%)	5.00%	0.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]		MSCI EAFE®. The MSCI EAFE® (Morgan Stanley Capital International, Europe, Australasia, and Far East) Index is composed of large- and mid-capitalization companies across 21 developed markets around the world, including countries in Europe, Australia, and the Far East, but excluding the U.S. and Canada.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Nasdaq-100 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq-100 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate with Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member] | Buffer 100% Cap Rate Tire1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Nasdaq-100 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member] | Buffer 100% Cap Rate Tire 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Nasdaq-100 Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq-100 Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Performance Triggered Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
Nasdaq-100 Market Index [Member] | Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name		Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		27.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq-100 Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq-100 Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Performance Triggered Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
Nasdaq-100 Market Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		24.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 5% [Member} | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 5% [Member} | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		27.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Nasdaq-100
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		24.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Nasdaq-100 Market Index [Member] | Dual Direction Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Nasdaq 100 [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

Nasdaq 100®

*	Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			20.17%	24.88%	53.81%	(32.97%)	26.63%	47.58%	37.96%	(1.04%)	31.52%	5.89%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(22.97%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]		Nasdaq 100®. The Nasdaq-100 Index® includes 100 of the largest domestic and international non-financial securities listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
Russell 2000 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate with Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member] | Buffer 100% Cap Rate Tire1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member] | Buffer 100% Cap Rate Tire 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Russell 2000 Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Buffer 10%, Performance Trigger Rate 5% [Member] | Performance Triggered Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
Russell 2000 Market Index [Member] | Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		27.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Buffer 15% Performance Trigger Rate 4.5% [Member] | Performance Triggered Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
Russell 2000 Market Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		24.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 5% [Member} | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 5% [Member} | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		27.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	Russell 2000®
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		24.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
Russell 2000 Market Index [Member] | Dual Direction Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Russell 2000 [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

Russell 2000®

*	Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			11.29%	10.02%	15.09%	(21.56%)	13.70%	18.36%	23.72%	(12.18%)	13.14%	19.48%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(11.56%)	5.00%	5.00%	5.00%	(2.18%)	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]		Russell 2000®. The Russell 2000® Index is an index composed of small capitalization U.S. equities. The Russell® 2000 Index measures the performance of the small capitalization sector of the U.S. equity market, as defined by FTSE Russell. - cap segment of the U.S. equity universe. The Russell 2000® is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
S&P 500 [Member]
Index-Linked Option Details, Crediting Methodology [Line Items]
Index-Linked Option Details, Index Return [Table Text Block]

S&P 500®*

*	Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.

Annual Return [Percent]			16.39%	23.31%	24.23%	(19.44%)	26.89%	16.26%	28.88%	(6.24%)	19.42%	9.54%
Annual Return, Example Capped and Buffered [Percent]			5.00%	5.00%	5.00%	(9.44%)	5.00%	5.00%	5.00%	0.00%	5.00%	5.00%
Index-Linked Option Details, Indexes [Line Items]
Index-Linked Option Details, Index Investment Types [Text Block]		S&P 500®. Widely regarded as the best gauge of the U.S. stock market, this index tracks the performance of 500 large companies in leading industries of the U.S. economy.
Index-Linked Option Details, Price Return Index Underperforms Direct Investments [Text Block]		Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the assets composing the Index, which will reduce the Index Return and cause the Index to underperform a direct investment in the securities composing the Index.
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Tiered Participation Rate with Cap Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member] | Buffer 100% Cap Rate Tire1 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 30% [Member] | Tiered Participation Rate with Cap Rate, 6 Years [Member] | Buffer 100% Cap Rate Tire 2 [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 10%, Cap Rate 5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Buffer 10%, Performance Trigger Rate 5% [Member] | Performance Triggered Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
S&P 500 Market Index [Member] | Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		27.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Buffer 15% Performance Trigger Rate 4.5% [Member] | Performance Triggered Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Performance Triggered Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Performance Triggered Rate
S&P 500 Market Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		24.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		30.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 30% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 5% [Member} | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		10.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		5.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 10%, Cap Rate 5% [Member} | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		27.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 27% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period		1 year
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		15.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		4.50%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 15%, Cap Rate 4.5% [Member] | Cap Rate with Participation Rate, 1 Year [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	[3]	S&P® 500
Index-Linked Option Available, Type of Index		Market index
Index-Linked Option Available, Crediting Period	[4]	6 years
Index-Linked Option Available, Crediting Methodology		Cap Rate with Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]		20.00%
Index-Linked Option Available, Index Loss Limit Type		Dual Direction Buffer
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		24.00%
Index-Linked Option Available, Index Gain Limit Type		Cap Rate
S&P 500 Market Index [Member] | Dual Direction Buffer 20%, Cap Rate 24% [Member] | Cap Rate with Participation Rate, 6 Years [Member] | Buffer 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]		100.00%
Index-Linked Option Available, Index Gain Limit Type		Participation Rate
Year Five [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		4.00%
Year Four [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		5.00%
Year One [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		7.00%
Year Seven [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		0.00%
Year Six [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		3.00%
Year Three [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		6.00%
Year Two [Member]
Item 4. Fee Table [Line Items]
Deferred Sales Load (of Amount Surrendered), Maximum [Percent]		7.00%

[1]	The surrender charge applies to withdrawals and surrenders in excess of the annual 10% free withdrawal amount during the first 6 Contract Years. Withdrawals and surrenders that are not subject to a surrender charge may still be subject to an Interim Value Calculation and Adjustment if withdrawn from the ILOs during a Term, taxes, and tax penalties. See FEES, CHARGES, AND ADJUSTMENTS for a list of withdrawals and surrenders that will not be subject to a surrender charge. The surrender charge declines to zero over the surrender charge period according to the following schedule:
Contract Year	Surrender Charge Percentage
Contract Year 1	7%
Contract Year 2	7%
Contract Year 3	6%
Contract Year 4	5%
Contract Year 5	4%
Contract Year 6	3%
Contract Year 7+	0%

[2]	An Interim Value Calculation and Adjustment will apply to your ILO Value upon any surrender (including Free Look surrenders), withdrawal (including RMDs, free withdrawal amounts, and pre-authorized withdrawals), death benefit payment, and annuitization of the Contact if value is taken from the ILOs before the Term End Date. An Interim Value Calculation will also apply upon exercise of the Performance Lock for any ILO. See FEES, CHARGES, AND ADJUSTMENTS for more information. The maximum loss would occur under extreme circumstances upon a withdrawal or surrender.
[3]	Each Index is a price return index, not a total return index, and therefore does not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.
[4]	Investment in 6-year ILOs is only permitted at Contract issue.